As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03802

NEUBERGER BERMAN INCOME FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti

Chief Executive Officer and President

Neuberger Berman Income Funds
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

July 31, 2009 Schedule of Investments Neuberger Berman Cash Reserves (UNAUDITED)

PRINCIPAL AMOUNT		VALUE††
($000's omitted)		($000's omitted)
U.S. Government Agency Securities (16.7%)
25,000	Fannie Mae, Disc. Notes, 0.18%, due 10/1/09	24,992
5,071	Federal Home Loan Bank, Disc. Notes, 0.17%, due 8/10/09	5,071
	Total U.S. Government Agency Securities	30,063
Certificates of Deposit (2.8%)
5,000	Banco Bilbao Vizcaya Argentaria SA, Yankee CD, 0.55%, due 8/7/09	5,000
Commercial Paper (46.9%)
Asset-Backed Securities (14.5%)
5,000	Antalis US Funding Corp., 0.45%, due 8/6/09	5,000	ñ
1,100	Ciesco LLC, 0.40%, due 9/9/09	1,100	ñ
5,000	CRC Funding LLC, 0.65%, due 8/11/09	4,999	ñ
5,000	Fairway Finance Corp., 0.45%, due 8/3/09	5,000	ñ
5,000	Jupiter Securitization Corp., 0.37%, due 8/3/09	5,000	ñ
5,000	Solitaire Funding LLC, 0.45%, due 8/3/09	5,000	ñ
		26,099
Banking/Foreign (29.7%)
5,000	Allied Irish Banks PLC, 0.69%, due 8/10/09	4,999	ñ
5,000	Bank of Ireland, 0.80%, due 8/10/09	4,999	ñ
4,500	Bank of Nova Scotia, 0.25%, due 9/8/09	4,499
5,000	Dexia Delaware LLC, 0.59%, due 8/10/09	4,999
4,800	DNB Norbank ASA, 0.24%, due 9/21/09	4,798	ñ
5,000	Fortis Funding LLC, 0.55%, due 8/5/09	5,000	ñ
5,000	KBC Finance Products Ltd., 1.09%, due 8/28/09	4,996	ñ
5,000	Nationwide Building Society, 0.96%, due 8/6/09	5,000	ñ
4,500	Royal Bank of Scotland, 0.73% & 0.95%, due 8/12/09 & 8/20/09	4,499
4,750	Societe Generale NA, 0.25%, due 8/28/09	4,749
5,000	UBS Finance, Inc., 0.49%, due 8/10/09	5,000
		53,538
Conglomerate/Domestic (2.7%)
4,770	General Electric Capital Services, Inc., 0.22%, due 9/14/09	4,769
	Total Commercial Paper	84,406
Repurchase Agreements (33.3%)
40,000	Goldman Sachs Repurchase Agreement, 0.21%, due 8/3/09, dated 7/31/09, Maturity Value $40,000,700, Collateralized by $45,421,492, Fannie Mae, 6.00%, due 3/1/38 (Collateral Value $40,800,000)	40,000
20,000	RBC Capital Repurchase Agreement, 0.22%, due 8/3/09, dated 7/31/09, Maturity Value $20,000,367, Collateralized by $20,456,604, Freddie Mac, 0.00% due 4/1/37 (Collateral Value $20,400,001)	20,000
	Total Repurchase Agreements	60,000
	Total Investments (99.7%)	179,469
	Cash, receivables and other assets, less liabilities (0.3%)	616
	Total Net Assets (100.0%)	$180,085

See Notes to Schedule of Investments

July 31, 2009 Schedule of Investments Neuberger Berman Core Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (10.2%)
725	U.S. Treasury Bonds, 8.13%, due 8/15/19	994	ØØ
845	U.S. Treasury Bonds, 6.00%, due 2/15/26	1,021	ØØ
4,952	U.S. Treasury Inflation Index Notes, 2.38%, due 1/15/17	5,172	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $7,069)	7,187
U.S. Government Agency Securities (7.1%)
3,000	Freddie Mac, Discount Notes, 0.27%, due 12/14/09	2,997	ØØ
2,000	Freddie Mac, Discount Notes, 0.19%, due 1/5/10	1,998
	Total U.S. Government Agency Securities (Cost $4,995)	4,995
Mortgage-Backed Securities (38.0%)
Adjustable Rate Mortgages (10.1%)
205	ACE Securities Corp., Ser. 2006-FM1, Class A2B, 0.38%, due 8/25/09	73	µØØ
275	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.31%, due 8/3/09	196	µØØ
49	Banc of America Funding Corp., Ser. 2006-G, Class 2A2, 0.37%, due 8/20/09	43	µØØ
95	Banc of America Funding Corp., Ser. 2006-G, Class 2A1, 0.51%, due 8/20/09	45	µØØ
138	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.41%, due 8/3/09	69	µØØ
330	Carrington Mortgage Loan Trust, Ser. 2006-NC3, Class A3, 0.44%, due 8/25/09	131	µØØ
220	Carrington Mortgage Loan Trust, Ser. 2006-NC4, Class M2, 0.61%, due 8/25/09	16	µØØ
32	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, 0.75%, due 8/25/09	25	µØØ
110	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-WFH1, Class M2, 0.66%, due 8/25/09	24	µØØ
485	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A4B, 6.02%, due 8/3/09	385	µØØ
165	Countrywide Alternative Loan Trust, Ser. 2006-0C9, Class A2B, 0.53%, due 8/25/09	20	µØØ
267	Countrywide Asset-Backed Certificates, Ser. 2007-BC2, Class 2A1, 0.38%, due 8/25/09	226	µØØ
96	Countrywide Asset-Backed Certificates, Ser. 2006-BC1, Class 1A, 0.49%, due 8/25/09	67	µØØ
183	Countrywide Asset-Backed Certificates, Ser. 2005-IM2, Class A3, 0.56%, due 8/25/09	134	µØØ
373	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.33%, due 8/3/09	193	µØØ
149	Credit Suisse Mortgage Capital Certificates, Ser. 2007-TF2A, Class A1, 0.47%, due 8/17/09	106	ñµØØ
314	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB6, Class A22, 0.38%, due 8/25/09	300	µØØ
800	Credit-Based Asset Servicing and Securitization, Ser. 2006-CB3, Class AV3, 0.46%, due 8/25/09	535	µØØ
73	Credit-Based Asset Servicing and Securitization, Ser. 2005-CB5, Class AV2, 0.55%, due 8/25/09	59	µØØ
51	Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 1.04%, due 8/17/09	36	µØØ
33	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 0.53%, due 8/25/09	28	µØØ
118	Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 0.51%, due 8/25/09	103	µØØ
3	First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser. 2004-FFH3, Class 2A1, 0.67%, due 8/25/09	3	µØØ

393	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 8/3/09	335	µØØ
0	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.60%, due 8/3/09	0	µ
291	GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.03%, due 8/3/09	221	µØØ
475	GSR Mortgage Loan Trust, Ser. 2007-AR1, Class 2A1, 5.98%, due 8/3/09	289	µØØ
98	Household Home Equity Loan Trust, Ser. 2006-1, Class A1, 0.45%, due 8/20/09	85	µØØ
117	Household Home Equity Loan Trust, Ser. 2006-2, Class A2, 0.47%, due 8/20/09	96	µØØ
280	HSI Asset Loan Obligation, Ser. 2007-AR1, Class 2A1, 6.07%, due 8/3/09	163	µØØ
195	HSI Asset Securitization Corp. Trust, Ser. 2006-WMC1, Class A2, 0.39%, due 8/25/09	55	µØØ
317	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.38%, due 8/25/09	131	µØØ
509	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR11, Class 2A1, 5.55%, due 8/3/09	280	µØØ
59	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.72%, due 8/3/09	29	µØØ
126	IndyMac Loan Trust, Ser. 2005-L2, Class A1, 0.51%, due 8/25/09	92	µØØ
14	JP Morgan Alternative Loan Trust, Ser. 2006-A3, Class 1A2, 0.36%, due 8/25/09	13	µØØ
38	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 1A2, 0.37%, due 8/25/09	35	µØØ
61	JP Morgan Alternative Loan Trust, Ser. 2006-S4, Class A1B, 0.37%, due 8/25/09	58	µØØ
8	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-FL1A, Class A1, 0.40%, due 8/17/09	8	ñµØØ
302	JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV3, 0.39%, due 8/25/09	289	µØØ
717	JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.11%, due 8/3/09	567	µØØ
642	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.93%, due 10/13/09	0	ñµØØ
227	Merrill Lynch First Franklin Mortgage Loan, Ser. 2007-2, Class A2A, 0.40%, due 8/25/09	216	µØØ
42	Morgan Stanley Capital I, Ser. 2004-WMC3, Class B3, 4.34%, due 8/25/09	1	µØØ
86	MSCC Heloc Trust, Ser. 2003-2, Class A, 0.55%, due 8/25/09	48	µØØ
249	Nomura Asset Acceptance Corp., Ser. 2007-2, Class A1A, 0.41%, due 8/25/09	135	µØØ
229	Opteum Mortgage Acceptance Corp., Ser. 2005-3, Class A1B, 0.55%, due 8/25/09	166	µØØ
555	Option One Mortgage Loan Trust, Ser. 2006-2, Class 2A2, 0.39%, due 8/25/09	378	µØØ
55	Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1, 0.38%, due 8/25/09	49	µØØ
296	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.59%, due 8/3/09	189	µØØ
391	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.94%, due 8/3/09	212	µØØ
150	Residential Accredit Loans, Inc., Ser. 2006-QO7, Class 3A2, 0.49%, due 8/25/09	37	µØØ
16	Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class AII, 0.97%, due 8/25/09	8	µØØ
42	Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class AII, 1.01%, due 8/25/09	25	µØØ
9	Saxon Asset Securities Trust, Ser. 2004-1, Class A, 0.83%, due 8/25/09	5	µØØ
4	Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class A, 0.97%, due 8/25/09	1	µØØ
55	Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 0.54%, due 8/25/09	28	µØØ
		7,061
Fannie Mae (7.0%)
344	Pass-Through Certificates, 6.00%, due 11/1/15 & 2/1/38	363	ØØ
1,253	Pass-Through Certificates, 5.00%, due 3/1/21 – 8/1/38	1,291	ØØ
102	Pass-Through Certificates, 8.50%, due 4/1/34	116	ØØ
2,307	Pass-Through Certificates, 5.50%, due 11/1/35 – 2/1/38	2,393	ØØ
700	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	725	Ø
		4,888
Freddie Mac (20.9%)
284	Pass-Through Certificates, 5.00%, due 5/1/23 & 4/1/37	292	ØØ
102	Pass-Through Certificates, 6.50%, due 11/1/25	110	ØØ
862	Pass-Through Certificates, 5.77%, due 7/1/36	906	ØØ
544	Pass-Through Certificates, 5.34%, due 2/1/37	571	ØØ
604	Pass-Through Certificates, 5.54%, due 2/1/37	635	ØØ
1,356	Pass-Through Certificates, 5.24%, due 4/1/37	1,421	ØØ
1,387	Pass-Through Certificates, 5.50%, due 10/1/38 & 11/1/38	1,438	ØØ
500	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	511	Ø
8,515	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	8,818	Ø
		14,702
	Total Mortgage-Backed Securities (Cost $30,775)	26,651
Corporate Debt Securities (39.8%)
Bank (8.5%)
390	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	425	ØØ
545	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	554
500	Bank of America Corp., Senior Notes, 7.63%, due 6/1/19	542	ØØ
580	Barclays Bank PLC, Senior Unsecured Notes, 6.75%, due 5/22/19	630	ØØ
690	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 3.63%, due 8/1/12	702
325	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 6.00%, due 5/1/14	352	ØØ
955	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	963	ØØ
315	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	266	ØØ
365	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	369	ØØ
575	Morgan Stanley, Senior Unsecured Notes, 7.30%, due 5/13/19	648	ØØ
465	Wachovia Corp., Senior Unsecured Medium-Term Notes, Ser. G, 5.50%, due 5/1/13	487
		5,938
Finance (6.0%)
200	American Express Co., Senior Unsecured Notes, 8.13%, due 5/20/19	221	ØØ
355	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	365	ØØ
675	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	667	ØØ
220	Citigroup, Inc., Senior Unsecured Notes, 6.13%, due 11/21/17	202	ØØ
470	Citigroup, Inc., Unsecured Notes, 8.50%, due 5/22/19	501	ØØ
525	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	529
380	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	404	ØØ
1,165	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.88%, due 1/14/38	1,009	ØØ
295	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	290	ØØ
		4,188
Industrial (20.2%)
205	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	249	ØØ
335	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	427	ØØ
125	Altria Group, Inc., Guaranteed Notes, 10.20%, due 2/6/39	163	ØØ
525	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	545	ØØ
495	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	505
675	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	788	ñØØ
420	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	406	ØØ
175	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	202	ØØ
215	BAT International Finance PLC, Guaranteed Notes, 9.50%, due 11/15/18	268	ñØØ
530	Bemis Co., Inc., Senior Unsecured Notes, 6.80%, due 8/1/19	580
350	Boeing Co., Senior Unsecured Notes, 6.00%, due 3/15/19	383
340	CareFusion Corp., Senior Notes, 6.38%, due 8/1/19	359	ñ
635	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 7.15%, due 2/15/19	715	ØØ
225	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	189	ØØ
225	Cox Communications, Inc., Senior Unsecured Notes, 9.38%, due 1/15/19	288	ñØØ
310	Cox Communications, Inc., Senior Unsecured Notes, 8.38%, due 3/1/39	387	ñØØ
310	DCP Midstream LLC, Senior Unsecured Notes, 9.75%, due 3/15/19	363	ñØØ
130	DCP Midstream LLC, Senior Unsecured Notes, 6.75%, due 9/15/37	118	ñØØ
750	Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	823	ØØ
700	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	587	ñØØ
360	Express Scripts, Inc., Senior Unsecured Notes, 5.25%, due 6/15/12	380	ØØ
315	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	322	ØØ
540	Lorillard Tobacco Co., Senior Unsecured Notes, 8.13%, due 6/23/19	591	ØØ
160	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	174	ñØØ
425	Plains All American Pipeline LP, Senior Unsecured Notes, 4.25%, due 9/1/12	433
315	Roche Holdings, Inc., Guaranteed Notes, 6.00%, due 3/1/19	349	ñØØ
300	Safeway, Inc., Senior Unsecured Notes, 5.00%, due 8/15/19	297
645	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	717	ØØ
430	Time Warner Cable, Inc., Guaranteed Notes, 8.25%, due 4/1/19	522	ØØ
480	Time Warner, Inc., Guaranteed Unsecured Notes, 6.88%, due 5/1/12	524	ØØ
214	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	160	ØØ
365	Valero Energy Corp., Senior Unsecured Notes, 9.38%, due 3/15/19	424	ØØ
470	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	479	ñØØ
245	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	258	ØØ
185	Xerox Corp., Senior Unsecured Notes, 8.25%, due 5/15/14	202	ØØ
		14,177
Real Estate Investment Trust (0.6%)
485	Simon Property Group LP, Senior Unsecured Notes, 5.88%, due 3/1/17	456
Telecommunications (4.0%)
465	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	495
360	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	374	ØØ
375	Telecom Italia Capital SA, Guaranteed Notes, 6.18%, due 6/18/14	403	ØØ
540	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, due 7/15/19	592	ØØ
185	Verizon Communications, Inc., Senior Unsecured Notes, 6.35%, due 4/1/19	208	ØØ
370	Verizon Wireless Capital LLC, Senior Unsecured Notes, 5.55%, due 2/1/14	402	ñ
355	Vodafone Group PLC, Senior Unsecured Notes, 4.15%, due 6/10/14	362
		2,836
Utility - Electric (0.5%)
310	FirstEnergy Corp., Senior Unsecured Notes, Ser. B, 6.45%, due 11/15/11	331	ØØ
	Total Corporate Debt Securities (Cost $26,029)	27,926
Asset-Backed Securities (10.1%)
105	ARCap REIT, Inc., Ser. 2004-1A, Class D, 5.64%, due 4/21/39	20	ñØØ
185	Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A4, 5.66%, due 8/3/09	140	µØØ
500	Banc of America Commercial Mortgage, Inc., Ser. 2007-4, Class ASB, 5.71%, due 2/10/51	478
176	Carmax Auto Owner Trust, Ser. 2008-1, Class A2, 0.99%, due 8/17/09	176	µØØ
552	Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class A2, 7.32%, due 10/15/32	570	ØØ
350	Chase Issuance Trust, Ser. 2007-A6, Class A6, 0.29%, due 8/17/09	348	µØØ
225	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4, Class A3, 5.12%, due 8/15/38	215	ØØ
162	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6, Class A3, 6.39%, due 8/15/36	169	ØØ
80	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C3, Class A4, 5.72%, due 8/3/09	56	µØØ
45	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 8/3/09	33	µØØ
250	Credit Suisse Mortgage Capital Certificates, Ser. 2008-C1, Class A3, 6.22%, due 8/3/09	196	µØØ
100	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C1, Class A3, 5.38%, due 2/15/40	70	ØØ
130	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A4, 5.70%, due 9/15/40	93	ØØ
153	Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2, 0.89%, due 8/17/09	153	µØØ
175	Greenwich Capital Commercial Funding Corp., Ser. 2007-GG11, Class A4, 5.74%, due 12/10/49	152	ØØ
600	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A4, 5.55%, due 4/10/38	524
1,680	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, due 8/3/09	1,342	µØØ
1,270	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 8/3/09	1,016	µØØ
180	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.88%, due 8/3/09	159	µØØ
29	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB11, Class A1, 4.52%, due 8/12/37	29	ØØ
335	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	331	ØØ
200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A3, 5.42%, due 1/15/49	171	ØØ
300	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A4, 5.38%, due 8/12/48	207	ØØ
260	Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39	3	ñØØ
96	SLM Student Loan Trust, Ser. 2005-A, Class A1, 0.67%, due 9/15/09	95	µØØ
325	SLM Student Loan Trust, Ser. 2008-6, Class A1, 0.90%, due 10/26/09	324	µØØ
0	Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4, 0.59%, due 8/25/09	0	µ
10	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C32, Class A3, 5.74%, due 8/3/09	7	µØØ
	Total Asset-Backed Securities (Cost $8,339)	7,077
NUMBER OF SHARES
Short-Term Investments (14.3%)
10,032,174	Neuberger Berman Prime Money Fund Trust Class (Cost $10,032)	10,032	@
	Total Investments (119.5%) (Cost $87,239)	83,868	##
	Liabilities, less cash, receivables and other assets [(19.5%)]	(13,691)
	Total Net Assets (100.0%)	$70,177

See Notes to Schedule of Investments

July 31, 2009

Schedule of Investments Neuberger Berman High Income Bond Fund

(UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligations (7.9%)
Consumer Cyclical (1.1%)
5,473	Ford Motor Co., Term Loan B1, 5.24%, due 12/16/13	4,635	ØØØ
Media (1.4%)
4,042	Cequel Communications LLC, Term Loan B, 6.60%, due 5/5/14	3,711	ØØØ
3,000	Cequel Communications LLC, Term Loan A, 7.36%, due 5/5/14	2,681
		6,392
Services Cyclical (1.9%)
3,532	Rental Services Corp., Second Lien Term Loan, 4.10%, due 11/30/13	2,759
10,429	United Airlines, Inc., Term Loan B, 2.60%, due 2/1/14	5,887	ØØØ
		8,646
Technology & Electronics (0.3%)
771	Flextronics Int'l, Ltd., Term Loan B, 2.85%, due 10/1/12	698
394	Flextronics Int'l, Ltd., Term Loan A3, 2.85%, due 10/1/14	346
344	Flextronics Int'l, Ltd., Term Loan A2, 2.85%, due 10/1/14	302
		1,346
Telecommunications (0.6%)
2,995	Intelsat Jackson Holdings, Ltd., Term Loan, 3.42%, due 2/1/14	2,593
Utility (2.6%)
15,109	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.32%, due 10/10/14	11,627	ØØØ
	Total Bank Loan Obligations (Cost $30,775)	35,239
Corporate Debt Securities (88.4%)
Banking (3.7%)
2,845	CIT Group, Inc., Senior Unsecured Notes, 5.40%, due 1/30/16	1,545	ØØ
8,717	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	8,041	ñØØ
980	GMAC LLC, Senior Unsecured Notes, 8.00%, due 11/1/31	746	ØØ
2,425	GMAC LLC, Guaranteed Notes, 8.00%, due 11/1/31	1,855	ñØØ
5,775	GMAC LLC, Subordinated Notes, 8.00%, due 12/31/18	4,389	ñØØ
		16,576
Basic Industry (5.6%)
2,385	Arch Coal, Inc., Senior Notes, 8.75%, due 8/1/16	2,409	ñ
3,295	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	3,196	ØØ
960	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	1,013	ñØØ
2,490	Georgia-Pacific LLC, Guaranteed Notes, 7.00%, due 1/15/15	2,415	ñØØ
5,675	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	4,370	ñØØ
755	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	729	ØØ
1,211	Momentive Performance Materials, Inc., Guaranteed Notes, 12.50%, due 6/15/14	1,187	ñØØ
3,110	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	3,118	ñ
635	Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16	590	ØØ
1,580	Teck Resources Ltd., Senior Secured Notes, 9.75%, due 5/15/14	1,758	ñØØ
1,040	Teck Resources Ltd., Senior Secured Notes, 10.75%, due 5/15/19	1,210	ñØØ
3,885	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	2,428	ØØ
700	United States Steel Corp., Senior Unsecured Notes, 6.65%, due 6/1/37	568	ØØ
		24,991
Capital Goods (2.2%)
1,175	Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12	1,181	ØØ
3,175	Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14	3,040	ØØ
2,640	Mueller Water Products, Inc., Guaranteed Notes, 7.38%, due 6/1/17	1,934	ØØ
735	Owens Corning, Inc., Guaranteed Notes, 9.00%, due 6/15/19	761	ØØ
210	Terex Corp., Senior Subordinated Notes, 8.00%, due 11/15/17	174
2,605	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	2,657	ñ
		9,747
Consumer Cyclical (7.3%)
5,285	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	2,273	ØØ
1,605	Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11	1,548	ØØ
5,335	Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11	5,009	ØØ
3,510	Ford Motor Credit Co., Senior Unsecured Notes, 7.80%, due 6/1/12	3,299	ØØ
6,270	Ford Motor Credit Co., Senior Unsecured Notes, 7.00%, due 10/1/13	5,607
2,595	Goodyear Tire & Rubber Co., Senior Unsecured Notes, 10.50%, due 5/15/16	2,783	ØØ
2,720	Harley-Davidson Funding Corp., Senior Notes, 6.80%, due 6/15/18	2,564	ñØØ
1,230	Macy's Retail Holdings, Inc., Guaranteed Notes, 7.00%, due 2/15/28	998	ØØ
815	Macy's Retail Holdings, Inc., Guaranteed Notes, 6.38%, due 3/15/37	610	ØØ
1,870	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	1,767	ØØ
6,030	Toys R Us Property Co. I LLC, Guaranteed Notes, 10.75%, due 7/15/17	6,181	ñ
		32,639
Consumer, Non-Cyclical (2.0%)
560	Constellation Brands, Inc., Guaranteed Notes, 8.38%, due 12/15/14	579	ØØ
750	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	735	ØØ
3,360	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	3,402	ñØØ
1,595	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	1,683	ñØØ
2,085	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	2,012	ØØ
785	SUPERVALU, Inc., Senior Unsecured Notes, 8.00%, due 5/1/16	779	ØØ
		9,190
Energy (8.2%)
1,440	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	1,397	ØØ
3,505	Chesapeake Energy Corp., Guaranteed Notes, 9.50%, due 2/15/15	3,720	ØØ
2,530	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	2,378	ØØ
2,595	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	2,362	ØØ
2,435	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	2,484	ØØ
1,165	El Paso Corp., Medium-Term Notes, 7.80%, due 8/1/31	1,040	ØØ
1,920	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	1,874	ØØ
3,245	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,953	ñØØ
2,835	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	2,580	ØØ
700	Forest Oil Corp., Guaranteed Senior Unsecured Notes, 7.75%, due 5/1/14	683	ØØ
1,905	MarkWest Energy Partners L.P., Guaranteed Notes, 6.88%, due 11/1/14	1,676	ñØØ
2,305	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	2,144	ØØ
975	Quicksilver Resources, Inc., Senior Notes, 11.75%, due 1/1/16	1,069	ØØ
2,072	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	2,082	ØØ
10,300	Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16	8,304	ØØ
		36,746
Finance & Investment (2.2%)
2,735	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. I, 5.40%, due 12/1/15	1,584	ØØ
1,050	American General Finance Corp., Senior Unsecured Medium-Term Notes, 5.75%, due 9/15/16	606	ØØ
6,075	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	3,511	ØØ
895	International Lease Finance Corp., Senior Unsecured Notes, 5.88%, due 5/1/13	623	ØØ
550	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 6.63%, due 11/15/13	381	ØØ
4,620	International Lease Finance Corp., Senior Unsecured Medium-Term Notes, Ser. R, 5.65%, due 6/1/14	3,220	ØØ
		9,925
Media (9.6%)
8,420	Allbritton Communications Co., Senior Subordinated Notes, 7.75%, due 12/15/12	6,989	ØØ
4,455	DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13	4,550	ØØ
1,285	Lamar Media Corp., Senior Notes, 9.75%, due 4/1/14	1,352	ñØØ
2,820	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	1,988	ØØ
2,570	LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13	1,940	ØØ
2,800	Nielsen Finance LLC, Senior Notes, 11.50%, due 5/1/16	2,933
3,060	Nielsen Finance LLC, Guaranteed Notes, 12.50%, due 8/1/16	2,226
3,385	The Interpublic Group of Cos., Senior Unsecured Notes, 10.00%, due 7/15/17	3,537	ñØØ
1,395	TL Acquisitions, Inc., Senior Notes, 10.50%, due 1/15/15	1,200	ñ
3,645	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	3,882	ñ
5,875	Univision Communications, Inc., Guaranteed Notes, 9.75%, due 3/15/15	3,907	ñØØ
3,215	UPC Holding BV, Senior Unsecured Notes, 9.88%, due 4/15/18	3,199	ñØØ
1,375	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	1,348	ØØ
485	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	503	ñØØ
215	Videotron Ltee, Guaranteed Notes, 9.13%, due 4/15/18	223
1,940	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	2,056	ñØØ
1,410	WMG Holdings Corp., Guaranteed Notes, Step-Up, 0.00%/9.50%, due 12/15/14	1,195	**ØØ
		43,028
Real Estate (3.1%)
1,960	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	1,862	ØØ
6,830	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	6,335	ØØ
2,160	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.30%, due 9/15/16	1,966	ØØ
3,860	HCP, Inc., Senior Unsecured Medium-Term Notes, 6.70%, due 1/30/18	3,511	ØØ
		13,674
Services Cyclical (13.4%)
2,710	American Airlines, Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	2,791	ØØ
2,930	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	2,754	ØØ
1,750	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,645	ØØ
905	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	679	ñØØ
2,700	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2001-1, Class B, 7.71%, due 9/18/11	2,268	ØØ
4,724	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	4,015	ØØ
5,045	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	4,231	ñØØ
2,985	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	2,985	ñØØ
5,330	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	3,425
2,910	Hertz Corp., Guaranteed Notes, 10.50%, due 1/1/16	2,779	ÈØØ
840	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	815	ØØ
1,655	Host Hotels & Resorts L.P., Senior Unsecured Notes, 9.00%, due 5/15/17	1,667	ñØØ
1,280	Iron Mountain, Inc., Senior Subordinated Unsecured Guaranteed Notes, 7.75%, due 1/15/15	1,261	ØØ
970	Iron Mountain, Inc., Guaranteed Notes, 6.63%, due 1/1/16	896	ØØ
1,365	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	1,310	ñØØ
1,800	MGM Mirage, Inc., Senior Secured Notes, 10.38%, due 5/15/14	1,931	ñØØ
3,370	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	2,460	ÈØØ
2,225	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	2,448	ñØØ
1,530	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	1,530	ñØ
1,355	Peninsula Gaming LLC, Senior Unsecured Notes, 10.75%, due 8/15/17	1,316	ñØ
2,280	Pinnacle Entertainment, Inc., Senior Notes, 8.63%, due 8/1/17	2,280	ñØ
4,345	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	4,323	ñØØ
3,170	San Pasqual Casino, Notes, 8.00%, due 9/15/13	2,695	ñØØ
1,860	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	1,190	ñØØ
1,839	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	1,379	ØØ
2,145	United Rentals N.A., Inc., Guaranteed Notes, 7.75%, due 11/15/13	1,888	ÈØØ
3,235	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	3,235	ñØØ
		60,196
Services Non-Cyclical (5.1%)
1,495	HCA, Inc., Senior Unsecured Notes, 6.25%, due 2/15/13	1,398	ØØ
825	HCA, Inc., Senior Unsecured Notes, 6.75%, due 7/15/13	771	ØØ
4,060	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	4,182	ØØ
1,850	HCA, Inc., Secured Notes, 9.25%, due 11/15/16	1,929	ØØ
1,990	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	2,040	ñØØ
1,705	LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17	1,850	ØØ
3,605	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 7.75%, due 9/15/09	2,136	ñµØØ
155	Service Corp. Int'l, Senior Unsecured Notes, 7.38%, due 10/1/14	151	ØØ
2,200	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	2,068
3,650	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	2,947	ØØ
745	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	700	ØØ
2,930	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	2,754	ØØ
		22,926
Technology & Electronics (4.8%)
3,580	First Data Corp., Guaranteed Notes, 9.88%, due 9/24/15	3,021	ØØ
6,895	First Data Corp., Guaranteed Notes, 10.55%, due 9/24/15	4,930	ñØØ
981	Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14	544	ØØ
2,025	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	2,045	ØØ
2,070	Sungard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	2,215	ñØØ
8,400	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	8,610	ØØ
		21,365
Telecommunications (11.8%)
2,000	CC Holdings GS V LLC, Senior Secured Notes, 7.75%, due 5/1/17	2,040	ñ
2,750	Cricket Communications, Inc., Senior Unsecured Notes, 7.75%, due 5/15/16	2,736	ñ
1,050	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	1,109	ØØ
750	Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15	619	ØØ
4,420	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	4,254	ØØ
4,635	Frontier Communications Corp., Senior Unsecured Notes, 9.00%, due 8/15/31	4,264	ØØ
3,160	Intelsat Ltd., Senior Unsecured Notes, 6.50%, due 11/1/13	2,718
895	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, Ser. B, 8.88%, due 1/15/15	904	ñØØ
2,730	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.50%, due 1/15/13	2,757	ØØ
545	Intelsat Subsidiary Holdings Co. Ltd., Guaranteed Notes, 8.88%, due 1/15/15	550	ØØ
4,016	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	3,665	ØØ
8,190	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	8,497	ØØ
4,000	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	3,555	ØØ
9,815	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	7,410	ØØ
1,850	Telesat Canada/Telesat LLC, Senior Unsecured Notes, 11.00%, due 11/1/15	1,915	ñ
2,710	Telesat Canada/Telesat LLC, Senior Subordinated Notes, 12.50%, due 11/1/17	2,764	ñ
200	Valor Telecommunications Enterprises Finance Corp., Guaranteed Notes, 7.75%, due 2/15/15	200	ØØ
1,085	Windstream Corp., Guaranteed Notes, 8.13%, due 8/1/13	1,096	ØØ
765	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	777	ØØ
920	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	856	ØØ
		52,686
Utility (9.4%)
1,682	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	1,716	ñØØ
1,735	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	1,695	ØØ
1,895	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	1,509
10,520	Dynegy-Roseton Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	9,678
1,080	Edison Mission Energy, Senior Unsecured Notes, 7.50%, due 6/15/13	985	ØØ
5,795	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	4,390	ØØ
7,423	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	4,862	ØØ
1,900	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	1,648
4,996	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	3,697	ØØ
258	Homer City Funding LLC, Senior Secured Notes, 8.14%, due 10/1/19	233	ØØ
1,180	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,159	ñØØ
129	Midwest Generation LLC, Pass-Through Certificates, Ser. B, 8.56%, due 1/2/16	130	ØØ
865	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.30%, due 5/1/11	879	ØØ
685	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	579	ØØ
987	Mirant Mid-Atlantic LLC, Pass-Through Certificates, Ser. A, 8.63%, due 6/30/12	997	ØØ
1,950	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	1,916	ØØ
6,495	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	6,268	ØØ
		42,341
	Total Corporate Debt Securities (Cost $368,954)	396,030
NUMBER OF SHARES
Preferred Stocks (0.0%)
Banking (0.0%)
218	GMAC, 7.00%, due 12/31/49 (Cost $43)	100	ñØØ
Short-Term Investments (7.4%)
28,997,445	Neuberger Berman Prime Money Fund Trust Class	28,997	@
4,245,095	Neuberger Berman Securities Lending Quality Fund, LLC	4,288	‡
	Total Short-Term Investments (Cost $33,285)	33,285
	Total Investments (103.7%) (Cost $433,057)	464,654	##
	Liabilities, less cash, receivables and other assets [(3.7%)]	(16,562)
	Total Net Assets (100.0%)	$448,092

See Notes to Schedule of Investments

July 31, 2009 Schedule of Investments Neuberger Berman Municipal Intermediate Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY@@	VALUE†
($000's omitted)		(000's omitted)
Alaska (0.9%)
500	Anchorage G.O., Ser. 2008-A, 5.00%, due 8/1/20	548
Arizona (7.2%)
1,000	Northern Arizona Univ. Cert. of Participation (Research Infrastructure Proj.), Ser. 2005, (AMBAC Insured), 4.00%, due 9/1/14	1,020
1,500	Pima Co. Cert. of Participation, Ser. 2009, 4.00%, due 6/1/12	1,572
1,550	Salt River Proj. Agricultural Imp. & Pwr. Dist. Elec. Sys. Ref. Rev., Ser. 2002-A, 5.25%, due 1/1/18	1,655
		4,247
California (7.0%)
1,000	California City of St. Pub. Works Board Lease Rev. Dept. of Mental Hlth. (Coalinga St. Hosp.), Ser. 2004-A, 5.50%, due 6/1/21	1,003
450	California Ind. G.O., Ser. 2009-B, 5.00%, due 7/1/20	480
1,000	Los Angeles Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2009-B, 5.25%, due 7/1/23	1,083
1,500	San Diego Pub. Fac. Fin. Au. Sr. Swr. Ref. Rev., Ser. 2009-B, 5.00%, due 5/15/21	1,578
		4,144
Colorado (1.8%)
1,000	Larimer Co. Sales & Use Tax Rev., Ser. 2000, (AMBAC Insured), 5.75%, due 12/15/15 Pre-Refunded 12/15/10	1,071	ØØ
District of Columbia (3.2%)
1,865	Dist. of Columbia Univ. Ref. Rev. (Georgetown Univ.), Ser. 2009-A, 5.00%, due 4/1/21	1,907	ßØ
Florida (1.8%)
1,000	Hillsborough Co. Comm. Investment Tax Rev., Ser. 2004, (AMBAC Insured), 5.00%, due 5/1/20	1,043
Illinois (6.1%)
1,000	Chicago O'Hare Int'l Arpt. Gen. Arpt. Third Lien Ref. Rev., Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 1/1/17	1,065
200	Illinois Dev. Fin. Au. Rev. (Christian Heritage Academy), Ser. 2001, (LOC: Glenview State Bank), 2.85%, due 8/3/09	200	µßo
600	Illinois Fin. Au. Rev. (Univ. of Chicago), Ser. 2007, 5.00%, due 7/1/22	655	ßØØ
1,000	Illinois St. G.O., Ser. 2001, (FGIC Insured), 5.38%, due 11/1/12 Pre-Refunded 11/1/11	1,104
500	Will Grundy Cos. Comm. College Dist. Number 525 (Joliet Jr. College) G.O., Ser. 2008, 6.25%, due 6/1/24	573
		3,597
Iowa (0.2%)
100	Iowa Fin. Au. Private College Rev. (Central College Proj.), Ser. 2008, (LOC: Wells Fargo Bank & Trust Co.), 0.39%, due 8/3/09	100	µß
Kansas (3.2%)
1,740	Kansas St. Dev. Fin. Au. Rev. (Dept. of Commerce Impact Prog.), Ser. 2009-F, 5.00%, due 6/1/16	1,922
Kentucky (1.4%)
800	Kentucky Econ. Dev. Fin. Au. Hosp. Fac. Rev. (Harrison Mem. Hosp., Inc.), Ser. 2005, (LOC: Fifth Third Bank), 3.60%, due 8/7/09	800	µß
Massachusetts (1.8%)
500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Berklee College of Music), Ser. 2007-A, 5.00%, due 10/1/15	548	ß
500	Massachusetts St. Turnpike Au. Western Turnpike Rev., Ser. 1997-A, (National Public Finance Guarantee Corp. Insured), 5.55%, due 1/1/17	501
		1,049
Michigan (7.8%)
1,000	Kent Hosp. Fin. Au. Rev., Ref. (Spectrum Hlth. Sys.), Ser. 2008-A, 5.00%, due 1/15/47 Putable 1/15/12	1,029	µß
2,600	L'anse Creuse Pub. Sch. G.O. (Sch. Bldg. & Site), Ser. 2008, (SBLF Insured), 0.45%, due 8/3/09	2,600	µs
1,000	Michigan St. Hsg. Dev. Au., Ser. 2009-B, 3.10%, due 6/1/11	1,003
		4,632
Minnesota (2.2%)
1,300	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation Proj.), Ser. 2006-3, (LOC: Bank of New York), 0.39%, due 8/3/09	1,300	µß
Mississippi (0.9%)
500	Mississippi Dev. Bank Spec. Oblig. (Wilkinson Co. Correctional), Ser. 2008-D, 5.00%, due 8/1/15	545	ß
Nebraska (3.2%)
1,770	Omaha Pub. Fac. Corp. Lease Rev. (Baseball Stadium Proj.), Ser. 2009, 5.00%, due 6/1/22	1,902
Nevada (1.3%)
750	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	776
New Jersey (4.5%)
1,000	New Jersey Econ. Dev. Au. St. Lease Rev. (Liberty St. Park Proj.), Ser. 2005-B, (National Public Finance Guarantee Corp. Insured), 5.00%, due 3/1/17	1,058	ØØ
470	New Jersey St. Turnpike Au. Turnpike Rev., Ser. 1991-C, 6.50%, due 1/1/16	543
1,000	New Jersey Trans. Trust Fund Au. Trans. Sys. Rev., Ser. 2006-A, 5.25%, due 12/15/19	1,089
		2,690
New Mexico (3.6%)
1,000	Albuquerque Muni. Sch. Dist. Number 012 (Sch. Bldg.) G.O., Ser. 2008-B, 4.50%, due 8/1/19	1,079	ØØ
1,000	New Mexico Fin. Au. St. Trans. Rev. Sr. Lien, Ser. 2004-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/15/21	1,078	ØØ
		2,157
New York (14.1%)
2,000	Erie Co. IDA Sch. Fac. Rev. (City Sch. Dist. Buffalo Proj.), Ser. 2004, (FSA Insured), 5.75%, due 5/1/15	2,235
400	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 2006-F, (National Public Finance Guarantee Corp. Insured), 5.00%, due 5/1/19	415
925	Nassau Co. Interim Fin. Au. (Sales Tax Secured), Ser. 2009-A, 5.00%, due 11/15/20	1,041	ØØ
1,000	New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ. Ed. Fac. Issue Proj.), Ser. 2002-B, 5.25%, due 11/15/23 Putable 5/15/12	1,069	µ
2,000	New York St. Thruway Au. Gen. Rev. BANS, Ser. 2009-A, 4.00%, due 7/15/11	2,100
500	New York St. Urban Dev. Corp. Ref. Rev. (Correctional Facs.), Ser. 1994-A, (FSA Insured), 5.50%, due 1/1/14	533
750	New York St. Urban Dev. Corp. Rev. (St. Personal Income Tax), Ser. 2009-A1, 5.00%, due 12/15/19	830
130	New York Tobacco Settlement Fin. Corp. Asset-Backed Rev., Ser. 2003-A1, 5.50%, due 6/1/14	130
		8,353
North Carolina (1.8%)

650	North Carolina St. Cap. Imp. Ltd. Oblig. (Annual Appropriation), Ser. 2009-A, 5.00%, due 5/1/19	746
295	Western Carolina Univ. Research & Dev. Corp. Cert. of Participation (Western Carolina Univ. Std. Hsg.), Ser. 2008, (Assured Guaranty Insured), 5.25%, due 6/1/20	331	ß
		1,077
North Dakota (1.7%)
1,000	North Dakota St. HFA (Home Mtge. Fin. Prog.), Ser. 2009-A, 3.25%, due 7/1/15	1,000	Ø
Ohio (2.7%)
1,535	North Olmsted G.O., Ser. 1996, (AMBAC Insured), 6.20%, due 12/1/11	1,603
Oregon (1.8%)
1,000	Oregon St. Bond Bank Rev. Econ. & Comm. Dev. Dept., Ser. 2009-A, 5.00%, due 1/1/22	1,077
Pennsylvania (4.1%)
1,000	Lehigh Co. Gen. Purp. Hosp. Rev. (Lehigh Valley Hlth. Network), Ser. 2008-C, (LOC: Bank of America), 0.35%, due 8/3/09	1,000	µß
1,000	Souderton Area Sch. Dist. G.O., Ser. 2009, 5.00%, due 11/1/22	1,087
340	State Pub. Sch. Bldg. Au. College Rev. (Montgomery Co. Comm. College), Ser. 2008, (FSA Insured), 5.00%, due 5/1/21	375	ß
		2,462
Puerto Rico (1.7%)
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2009-A, 5.00%, due 8/1/39 Putable 8/1/11	1,012	µ
Texas (16.8%)
1,000	Brazosport Independent Sch. Dist. Ref. G.O., Ser. 2005, (PSF Insured), 5.00%, due 2/15/15	1,118
1,500	Coppell Independent Sch. Dist. Ref. G.O. (Cap. Appreciation), Ser. 2009-B, 0.00%, due 8/15/14	1,270	Ø
750	Fort Bend Independent Sch. Dist. Ref. G.O. (Sch. Bldg.), Ser. 2008, (PSF Insured), 5.00%, due 8/15/21	829
1,000	Grapevine Combination Tax & Tax Increment Reinvestment Zone Rev. Cert. of Oblig. G.O., Ser. 2000, (FGIC Insured), 5.63%, due 8/15/15	1,031
1,000	Harris Co. Cultural Ed. Fac. Fin. Corp. Ref. Rev. (Methodist Hosp. Sys.), Ser. 2009-B1, 5.00%, due 12/1/28 Putable 6/1/12	1,043	µ
1,000	Houston Wtr. & Swr. Sys. Jr. Lien Ref. Rev., Ser. 2001-B, (National Public Finance Guarantee Corp. Insured), 5.50%, due 12/1/24	1,194
700	Keller Independent Sch. Dist. G.O. Muni. Sec. Trust Receipts, Ser. 2000-SGA111, (PSF Insured), 0.35%, due 8/3/09	700	µcc
450	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/17	513	Ø
590	Mesquite Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2009, 5.00%, due 8/15/18	671	Ø
500	Texas Muni. Pwr. Agcy. Sub. Lien Rev., Ser. 2004-A, (AMBAC Insured), 4.00%, due 9/1/13	501
1,000	Weatherford Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2002-A, (PSF Insured), 5.00%, due 2/1/12	1,113	Ø
		9,983
Virginia (2.6%)
1,430	Prince William Co. Cert. of Participation, Ser. 2005, (AMBAC Insured), 5.00%, due 6/1/18	1,538
Washington (1.5%)
300	Pierce Co. Sch. Dist. Number 83 (Univ. Place) G.O., Ser. 2008-B, 5.00%, due 12/1/19	328
500	Pierce Co. Sch. Dist. Number 83 (Univ. Place) G.O., Ser. 2008-B, 5.00%, due 12/1/20	540
		868
Wisconsin (2.6%)
500	Wisconsin St. G.O., Ser. 2002-C, (National Public Finance Guarantee Corp. Insured), 5.25%, due 5/1/14 Pre-Refunded 5/1/12	558
1,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Marquette Univ.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.25%, due 6/1/13	1,013	ß
		1,571
	Total Investments (109.5%) (Cost $64,250)	64,974	##
	Liabilities, less cash, receivables and other assets [(9.5%)]	(5,622)
	Total Net Assets (100.0%)	$59,352

See Notes to Schedule of Investments

July 31, 2009 Schedule of Investments Neuberger Berman Municipal Money Fund (UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
Municipal Notes (99.6%)
Arkansas (0.6%)
2,000	Arkansas St. Dev. Fin. Au. Hosp. Rev. (Washington Reg. Med. Ctr.), Ser. 2000, 7.38%, due 2/1/29 Pre-Refunded 2/1/10	2,119	ß
California (10.7%)
740	ABAG Fin. Au. for Nonprofit Corp. Rev. (La Jolla Country Day Sch.), Ser. 2006-A, (LOC: Allied Irish Bank), 0.43%, due 8/6/09	740	µß
900	ABAG Fin. Au. for Nonprofit Corp. Rev. (San Francisco Univ.), Ser. 2005-A, (LOC: Allied Irish Bank), 0.43%, due 8/6/09	900	µß
700	California Ed. Fac. Au. Rev. (Floater Cert.), Ser. 2001-487, (LOC: Morgan Stanley), 0.31%, due 8/6/09	700	µ
1,940	California HFA Rev., Ser. 2005-A, (LOC: Dexia Credit Locale de France), 1.50%, due 8/3/09	1,940	µ
2,830	California Infrastructure & Econ. Dev. Bank IDR (Studio Moulding Proj.), Ser. 2001-A, (LOC: Comerica Bank), 1.01%, due 8/6/09	2,830	µß
900	California Muni. Fin. Au. Rev. (Notre Dame High Sch.), Ser. 2007, (LOC: Comerica Bank), 0.37%, due 8/6/09	900	µß
7,980	California St. G.O. (Floaters), Ser. 2008-010, (FSA Insured), 1.25%, due 8/6/09	7,980	µp
1,900	California St. G.O. (Muni. Sec. Trust Receipts), Ser. 2001-SGA136, (XLCA Insured), 0.45%, due 8/3/09	1,900	µcc
6,480	California Statewide CDA Rev. (Trinity Children & Family Svcs.), Ser. 2002, (LOC: Citizens Bank), 0.33%, due 8/5/09	6,480	µßoo
700	Contra Costa Wtr. Dist. Wtr. Rev. (Floaters), Ser. 2002-750, (FSA Insured), 0.33%, due 8/6/09	700	µy
400	Metro. Wtr. Dist. of So. California Ref. Wtr. Works Rev., Ser. 2004-C, (LOC: Dexia Credit Locale de France), 1.00%, due 8/6/09	400	µ
465	Redwood City Cert. of Participation (City Hall Proj.), Ser. 1998, (LOC: KBC Bank), 0.37%, due 8/6/09	465	µ
1,300	Riverside Co. Hsg. Au. Multi-Family Hsg. Mtge. Ref. Rev. (Mountain View Apts.), Ser. 1995-A, (LOC: Redlands Federal Savings & Loan), 0.29%, due 8/5/09	1,300	µpp
4,800	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-48A, (FGIC Insured), 0.33%, due 8/6/09	4,800	µcc
2,500	Sacramento Co. Sanitation Dist. Fin. Au. Rev. Muni. Sec. Trust Receipts, Ser. 2008-49A, (FGIC Insured), 0.33%, due 8/6/09	2,500	ñµcc
700	San Francisco City & Co. Redev. Agcy. Comm. Fac. Dist. Spec. Tax Number 7 (Hunters Point), Ser. 2005-A, (LOC: KBC Bank), 0.37%, due 8/6/09	700	µ
950	Santa Clara Co. Fin. Au. Lease Rev. (Hsg. Au. Office Proj.), Ser. 2004-A, (LOC: U.S. Bank), 0.27%, due 8/6/09	950	µ
2,100	Union City Multi-Family Rev. (Floater), Ser. 2007-122G, (LOC: Goldman Sachs), 0.33%, due 8/6/09	2,100	µ
		38,285
Colorado (3.1%)
9,025	Colorado Ed. & Cultural Fac. Au. Rev. (Floaters), Ser. 2007-1557, (FGIC Insured), 0.32%, due 8/6/09	9,025	µee
1,890	El Paso Co. Sch. Dist. Number 20 (Merlots), Ser. 2008-K06, (FSA Insured), 0.33%, due 8/5/09	1,890	µmm
		10,915
Delaware (0.1%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 0.50%, due 8/5/09	450	µ
Florida (3.6%)
5,000	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1034, (LOC: Branch Banking & Trust Co.), 0.36%, due 8/6/09	5,000	ñµ

5,000	Eclipse Funding Trust (Solar Eclipse Miami-Dade Co.), Ser. 2007-0045, (LOC: U.S. Bank), 0.30%, due 8/3/09	5,000	µ
300	Jacksonville IDR (Univ. Hlth. Science Ctr.), Ser. 1989, (LOC: Bank of America), 0.38%, due 8/6/09	300	µ
665	Orange Co. Hsg. Fin. Au. Multi-Family Hsg. Rev., Ser. 2000-E, (LOC: Bank of America), 0.46%, due 8/5/09	665	µß
2,000	Tallahassee Energy Sys. Rev., Ser. 2007-12105, (National Public Finance Guarantee Corp. Insured), 0.44%, due 8/6/09	2,000	µk
		12,965
Georgia (0.1%)
300	De Kalb Co. Dev. Au. Rev. (Marist Sch., Inc. Proj.), Ser. 1999, (LOC: SunTrust Bank), 1.85%, due 8/5/09	300	µß
Illinois (14.5%)
7,817	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-5001, (LOC: Rabobank N.A.), 0.50%, due 8/6/09	7,817	ñµ
6,248	Cook Co. G.O. (Floater Cert.), Ser. 2001-458, (FGIC Insured), 0.38%, due 8/6/09	6,248	µy
16,000	Deutsche Bank Spears/Lifers Trust Var. Sts. (Chicago Illinois Board), Ser. 2007-315, (FGIC Insured), 0.37%, due 8/6/09	16,000	µq
3,125	Elgin IDR (Nelson Graphic, Inc. Proj.), Ser. 2006, (LOC: LaSalle National Bank), 0.70%, due 8/6/09	3,125	µß
600	Illinois Dev. Fin. Au. Rev. (American Academy of Dermatology), Ser. 2001, (LOC: Bank One), 0.38%, due 8/6/09	600	µß
4,000	Illinois Fin. Au. Ref. Rev. (Andre's Imaging & Graphics, Inc.), Ser. 2007, (LOC: U.S. Bank), 0.70%, due 8/6/09	4,000	µß
6,745	JP Morgan Chase Trust Var. Sts. G.O. (Putters), Ser. 2008-3258, (FGIC Insured), 0.91%, due 8/6/09	6,745	ñµs
7,495	Univ. of Illinois Board of Trustees Cert. of Participation, Ser. 2008-11480, (FSA Insured), 0.46%, due 8/6/09	7,495	µk
		52,030
Indiana (2.6%)
980	Indiana Fin. Au. Hosp. Ref. Rev. (Floyd Mem. Hosp. & Hlth. Svcs.), Ser. 2008, (LOC: Branch Banking & Trust Co.), 0.39%, due 8/3/09	980	µß
1,990	Indiana Hlth. Fac. Fin. Au. Rev. (Fayette Mem. Hosp. Assoc.), Ser. 2002-A, (LOC: U.S. Bank ), 0.39%, due 8/3/09	1,990	µß
4,820	Indiana St. Fin. Au. Rev. Ed. Fac. (Lutheran Child & Family Svcs.), Ser. 2006, (LOC: National City Bank), 0.40%, due 8/6/09	4,820	µß
1,470	Indianapolis Econ. Dev. Rev. (Electrical Joint Apprenticeship Proj.), Ser. 2001, (LOC: National City Bank), 0.55%, due 8/6/09	1,470	µß
		9,260
Iowa (2.5%)
850	Iowa Fin. Au. Hlth. Care Fac. Rev. (Care Initiatives Proj.), Ser. 2002, (LOC: KBC Bank), 0.39%, due 8/3/09	850	µß
6,700	Iowa Fin. Au. Hlth. Fac. Rev. (Great River Med. Ctr. Proj.), Ser. 2008, (LOC: Allied Irish Bank), 0.64%, due 8/3/09	6,700	µß
1,500	Iowa Higher Ed. Loan Au. Rev. RANS (Private Ed.), Ser. 2009-E, (LOC: Wells Fargo Bank & Trust Co.), 2.15%, due 5/20/10	1,512	ß
		9,062
Kansas (2.8%)
10,000	Kansas St. Dept. of Trans. Hwy. Ref. Rev., Ser. 2002-D, (LOC: Dexia Credit Locale de France), 0.50%, due 8/5/09	10,000	µ
Louisiana (0.4%)
1,500	Tangipahoa Parish Hosp. Svc. Dist. Number 1 Hosp. Rev. (North Oaks Med. Ctr. Proj.), Ser. 2003-B, (LOC: Allied Irish Bank), 0.45%, due 8/6/09	1,500	µ
Maine (1.1%)
4,000	Maine St. Hsg. Au. Mtge. Purp. Rev., Ser. 2006-B, (LOC: State Street Bank & Trust Co.), 0.42%, due 8/6/09	4,000	µ

Massachusetts (4.2%)
8,000	Macon Trust Var. Sts., Ser. 2007-343, (LOC: Bank of America), 0.91%, due 8/6/09	8,000	µ
7,000	Macon Trust Var. Sts., Ser. 2007-344, (LOC: Bank of America), 0.91%, due 8/6/09	7,000	µ
		15,000
Michigan (3.7%)
1,865	Mancelona Area Wtr. Swr. Au. Wtr. Supply Sys. Rev., Ser. 2002, (LOC: National City Bank), 0.60%, due 8/6/09	1,865	µ
1,305	Michigan Higher Ed. Fac. Au. Rev. Ltd. Oblig. (Adrian College), Ser. 2002, (LOC: Comerica Bank), 0.60%, due 8/6/09	1,305	µß
6,285	Michigan St. G.O. (Putters), Ser. 1999-125, (FGIC Insured), 0.51%, due 8/6/09	6,285	µs
3,800	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Kalamazoo Christian Sch. Proj.), Ser. 2003, (LOC: National City Bank), 0.40%, due 8/6/09	3,800	µß
		13,255
Minnesota (2.6%)
1,100	Mankato Multi-Family Hsg. Rev. (Highland Hills of Mankato L.P.), Ser. 1997, (LOC: LaSalle National Bank), 0.39%, due 8/3/09	1,100	µß
1,400	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 0.48%, due 8/6/09	1,400	µß
6,625	St. Paul Port Au. Rev. (Amherst H. Wilder Foundation), Ser. 2006-3, (LOC: Bank of New York), 0.39%, due 8/3/09	6,625	µß
		9,125
Missouri (0.7%)
300	Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery Foundation), Ser. 2004-A, (LOC: JP Morgan Chase), 0.33%, due 8/3/09	300	µß
800	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000-C, (LOC: U.S. Bank), 0.36%, due 8/3/09	800	µ
1,385	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 0.39%, due 8/3/09	1,385	µß
		2,485
Nevada (2.7%)
5,330	Clark Co. Sch. Dist. G.O., Ser. 2008-11657, (FGIC Insured), 0.46%, due 8/6/09	5,330	ñµk
4,500	Nevada Hsg. Div. Single Family Mtge. Rev. Gtd. Mtge.-Backed Sec. Prog., Ser. 2006-A, (LOC: Government National Mortgage Association), 0.53%, due 8/6/09	4,500	µs
		9,830
New Hampshire (3.0%)
2,000	Merrimack Co. G.O. TANS, Ser. 2009, 3.25%, due 12/30/09	2,002
8,750	New Hampshire Hlth. & Ed. Fac. Au. Rev. (New London Hosp.), Ser. 2007, (LOC: Sovereign Bank), 0.37%, due 8/6/09	8,750	µßii
		10,752
New Jersey (2.5%)
9,120	Dexia Credit Local Cert. Trust Var. Sts., Ser. 2008-063, (FSA Insured), 1.00%, due 8/6/09	9,120	ñµp
New Mexico (2.1%)
7,600	Bernalillo Co. Gross Receipts Tax Rev., Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.66%, due 8/6/09	7,600	µc
New York (4.0%)
3,760	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2009-1037, (LOC: Branch Banking & Trust Co.), 0.44%, due 8/6/09	3,760	ñµ
1,050	Forest City New Rochelle Rev. Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 0.68%, due 8/6/09	1,050	µß
3,000	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo Bank & Trust Co.), 0.29%, due 8/6/09	3,000	µ

6,125	Monroe Co. IDA Rev. (Rochester Institute Proj.), Ser. 1999-A, (LOC: First Union National Bank), 0.28%, due 8/5/09	6,125	µß
500	New York City Transitional Fin. Au. Rev. (NYC Recovery Bonds), Ser. 2002-3F, (LOC: Royal Bank of Canada), 0.30%, due 8/3/09	500	µ
		14,435
North Carolina (3.2%)
3,740	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1021, (LOC: Branch Banking & Trust Co.), 0.36%, due 8/6/09	3,740	µ
7,785	BB&T Muni. Trust Var. Sts. (Floaters), Ser. 2008-1027, (LOC: Branch Banking & Trust Co.), 0.36%, due 8/6/09	7,785	µ
		11,525
Ohio (3.2%)
1,510	Franklin Co. Hlth. Care Fac. Rev., Ser.1999, (LOC: National City Bank), 0.55%, due 8/6/09	1,510	µß
3,175	Franklin Co. Multi-Family Hsg. Rev. (Comm. Hsg. Network), Ser.1997, (LOC: National City Bank), 0.40%, due 8/6/09	3,175	µß
3,315	Hamilton Co. Econ. Dev. Rev. (Cincinnati Symphony Orchestra), Ser. 2007, (LOC: National City Bank), 0.40%, due 8/6/09	3,315	µß
3,325	Summit Co. Port Au. Port Fac. Rev. (Barberton YMCA Proj.), Ser. 2007, (LOC: National City Bank), 0.40%, due 8/5/09	3,325	µß
		11,325
Pennsylvania (5.4%)
6,325	Pennsylvania Econ. Dev. Fin. Au. Rev. (NHS-AVS LLC), Ser. 2008, (LOC: Commerce Bank), 0.35%, due 8/3/09	6,325	µß
2,000	Pennsylvania St. Turnpike Commission BANS, Ser. 2007-A, (AMBAC Insured), 4.00%, due 10/15/09	2,000
3,000	Philadelphia Sch. Dist. G.O. Ref., Ser. 2009-C (LOC: TD Bank N.A.), 0.29%, due 8/6/09	3,000	µ
8,000	RBC Muni. Prods., Inc. Trust Var. Sts. (Floaters) (Berks Co. Muni. Au.), Ser. 2008-C13, (LOC: Royal Bank of Canada), 0.46%, due 8/6/09	8,000	ñµ
		19,325
South Carolina (0.8%)
3,000	South Carolina Trans. Infrastructure Bank. Rev. Muni. Sec. Trust Receipts, Ser. 2000-SGA116, (National Public Finance Guarantee Corp. Insured), 0.30%, due 8/3/09	3,000	µcc
Tennessee (2.5%)
4,935	Blount Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-E5A, (LOC: Branch Banking & Trust Co.), 0.37%, due 8/5/09	4,935	µ
600	Franklin Co. Hlth. & Ed. Fac. Board Rev. (Univ. of the South Proj.), Ser. 1990, 0.45%, due 8/3/09	600	µß
600	Sevier Co. Pub. Bldg. Au. (Local Gov't Pub. Imp.), Ser. 2008-A1, (LOC: KBC Bank), 0.26%, due 8/3/09	600	µ
2,660	Shelby Co. Hlth. Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Flag Manor), Ser. 1995, (LOC: U.S. Bank), 0.48%, due 8/6/09	2,660	µ
		8,795
Texas (6.5%)
4,390	Houston Wtr. & Swr. Sys. Rev., Ser. 2008-055, (FSA Insured), 1.00%, due 12/1/32 Putable 8/7/09	4,390	µp
4,200	McAllen Ind. Dev. Au. Ref. Rev. (Ridge CBF McAllen II LLC), Ser. 2009, (LOC: Bank of America), 2.30%, due 8/6/09	4,200	µß
9,875	Tarrant Co. Cultural Ed. Fac. Fin. Corp. Rev. (Floaters), Ser. 2007-1760, (LOC: Morgan Stanley), 0.38%, due 8/6/09	9,875	µ
4,730	Weslaco Hlth. Fac. Dev. Corp. Ref. Rev. (Knapp Med. Ctr.), Ser. 2008-B, (LOC: Compass Bank), 0.40%, due 8/6/09	4,730	µß
		23,195
Utah (1.9%)
985	Murray City Hosp. Rev. (IHC Hlth. Svcs., Inc.), Ser. 2005-C, (LOC: Northern Trust Co.), 0.33%, due 8/3/09	985	µß

5,865	Utah Trans. Au. Sales Tax Rev. (Putters), Ser. 2008-2943, (MBIA Insured), 0.46%, due 8/6/09	5,865	µs
		6,850
Vermont (0.7%)
2,350	Winooski Spec. Oblig. Ref., Ser. 2006-A, (LOC: TD Bank N.A.), 0.35%, due 8/3/09	2,350	µ
Washington (0.9%)
3,000	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 1.59%, due 8/3/09	3,000	µ
200	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 0.39%, due 8/3/09	200	µß
		3,200
West Virginia (0.5%)
1,755	Cabell Co. Bldg. Commission Rev. (Pressley Ridge Sch. Proj.), Ser. 2002, (LOC: National City Bank), 0.55%, due 8/6/09	1,755	µß
Wisconsin (6.4%)
3,300	Wisconsin Hsg. & Econ. Dev. Au. Home Ownership Rev., Ser. 2004-A, (LOC: Westdeutsche Lendesbank Girozentrale), 1.00%, due 8/5/09	3,300	µ
1,600	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floater), Ser. 2007-2187, (LOC: Morgan Stanley), 0.51%, due 8/6/09	1,600	µ
12,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2007-2113, (LOC: Morgan Stanley), 0.51%, due 8/6/09	12,000	µ
100	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Goodwill Ind. North Central Wisconsin, Inc.), Ser. 2005, (LOC: Wells Fargo Bank & Trust Co.), 0.34%, due 8/6/09	100	µß
6,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc.), Ser. 2008-A, (LOC: U.S. Bank), 0.36%, due 8/3/09	6,000	µß
		23,000
	Total Investments (99.6%)	356,808
	Cash, receivables and other assets, less liabilities (0.4%)	1,620
	Total Net Assets (100.0%)	$358,428

See Notes to Schedule of Investments

July 31, 2009

Schedule of Investments Neuberger Berman New York Municipal Money Fund

(UNAUDITED)

PRINCIPAL AMOUNT	SECURITY @@	VALUE ††
($000's omitted)		($000's omitted)
New York (91.7%)
980	Albany IDA Civic Fac. Rev. (Albany Med. Ctr. Hosp. Proj.), Ser. 2007-A, (LOC: Bank of America), 0.35%, due 8/6/09	980	µß
5,540	Albany IDA Civic Fac. Rev. (Research Foundation of the St. Univ. of New York Proj.), Ser. 2002-A, 0.58%, due 8/6/09	5,540	µß
4,500	Albany IDA Civic Fac. Rev. (The College of St. Rose), Ser. 2007-A, (National Public Finance Guarantee Corp. Insured), 0.33%, due 8/3/09	4,500	µßc
6,450	Austin Trust Var. Sts., Ser. 2008-3508, (FSA Insured), 0.71%, due 8/6/09	6,450	µc
10,395	Eclipse Funding Trust (Solar Eclipse-New York St. Dorm. Au.), Ser. 2006-0148, (LOC: U.S. Bank), 0.27%, due 8/6/09	10,395	µ
5,000	Erie Co. Fiscal Stability Au. BANS, Ser. 2009-A, 2.00%, due 5/19/10	5,043
17,980	Forest City New Rochelle Rev. Bond Cert. Trust (Beneficial Owner), Ser. 2003, (LOC: Wachovia Bank & Trust Co.), 0.68%, due 8/6/09	17,980	µß
9,795	Hempstead Town IDA Civic Fac. Rev. (Hebrew Academy), Ser. 2006, (LOC: Sovereign Bank), 0.28%, due 8/6/09	9,795	µßii
5,900	Hudson Yards Infrastructure Corp. Rev. (Eagle), Ser. 2007-0115A, (FSA Insured), 0.65%, due 8/6/09	5,900	µk
3,095	Liberty Dev. Corp. Rev. (Floater), Ser. 2006-41TP, (LOC: Wells Fargo Bank & Trust Co.), 0.29%, due 8/6/09	3,095	µ
5,310	Long Island Pwr. Au. Elec. Sys. Rev., Ser. 1998-2B, (LOC: Bayerische Landesbank), 0.35%, due 8/3/09	5,310	µ
450	Metro. Trans. Au. Dedicated Tax Fund, Ser. 2002-B, (FSA Insured), 1.00%, due 8/6/09	450	µp
6,000	Metro. Trans. Au. Rev., Ser. 2005-E2, (LOC: Fortis Bank), 0.35%, due 8/6/09	6,000	µ
4,000	Metro. Trans. Au. Rev. (Eagle), Ser. 2004-0041A, (FSA Insured), 0.50%, due 8/6/09	4,000	µk
3,560	Monroe Co. IDA Rev., Ser. 1996-A, (LOC: M&T Bank), 1.40%, due 8/6/09	3,560	µß
2,365	Nassau Co. IDA Civic Fac. Rev. (North Shore Hebrew Academy Proj.), Ser. 2005, (LOC: Sovereign Bank), 1.31%, due 8/6/09	2,365	µßm
18,000	Nassau Co. IDA Rev. (Floater), Ser. 2007-75G, (LOC: Goldman Sachs), 0.37%, due 8/6/09	18,000	µ
600	New York City Hsg. Dev. Corp. Multi-Family Mtge. Rev. (The Crest), Ser. 2005-A, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.40%, due 8/5/09	600	µß
1,100	New York City Hsg. Dev. Corp. Rev. (Floaters), Ser. 2008-2899, (LOC: Morgan Stanley), 0.36%, due 8/6/09	1,100	µ
3,700	New York City IDA Civic Fac. Rev. (Abraham Joshua Heschel Sch. Proj.), Ser. 2002, (LOC: Allied Irish Bank), 0.58%, due 8/6/09	3,700	µß
345	New York City IDA Civic Fac. Rev. (Brooklyn United Methodist Proj.), Ser. 2000, (LOC: TD Banknorth), 0.27%, due 8/6/09	345	µß
3,300	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-B, (LOC: TD Banknorth), 0.25%, due 8/6/09	3,300	µß
3,100	New York City IDA Civic Fac. Rev. (New York Law Sch.), Ser. 2006-B1, (LOC: Allied Irish Bank), 0.30%, due 8/6/09	3,100	µß
100	New York City IDA Civic Fac. Rev. (United Jewish Appeal Federation), Ser. 2004-B, 0.27%, due 8/5/09	100	µß
3,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), Ser. 2006-CC2, (LOC: Bank of Nova Scotia), 0.32%, due 8/3/09	3,000	µ
15,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds, Ser. 2008-BB4), Ser. 2007, (LOC: Fortis Bank), 0.50%, due 8/6/09	15,000	µ
100	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 1998-A2, (LOC: Bank of Nova Scotia), 0.23%, due 8/5/09	100	µ
2,900	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Ser. 2001-B, (LOC: Landesbank Baden-Wurttemberg), 0.30%, due 8/3/09	2,900	µ
5,700	New York City Transitional Fin. Au. Rev. (NYC Recovery), Ser. 2002-3F, (LOC: Royal Bank of Canada), 0.30%, due 8/3/09	5,700	µ
2,350	New York City Trust for Cultural Res. Ref. Rev. (American Museum of Natural History), Ser. 2008-A2, (LOC: Bank of America), 0.33%, due 8/3/09	2,350	µß
200	New York City Trust for Cultural Res. Rev. (Alvin Ailey Dance Foundation), Ser. 2003, (LOC: Citibank, N.A.), 0.30%, due 8/5/09	200	µß
12,000	New York Convention Ctr. Dev. Corp. Rev. (Floaters), Ser. 2008-2364, (AMBAC Insured), 0.34%, due 8/6/09	12,000	µy
3,150	New York G.O., Ser. 1993-A4, (LOC: Landesbank Baden-Wurttemberg), 0.35%, due 8/3/09	3,150	µ
4,000	New York G.O., Ser. 1994-H5, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.30%, due 8/3/09	4,000	µ
500	New York G.O., Ser. 1995-F3, (LOC: Morgan Guaranty Trust), 0.30%, due 8/5/09	500	µ
200	New York G.O., Ser. 2003-A2, (LOC: Bank of America), 0.32%, due 8/5/09	200	µ
3,100	New York G.O. (Fiscal 2008), Subser. 2008-J11, (LOC: KBC Bank), 0.37%, due 8/3/09	3,100	µ
2,470	New York St. Dorm. Au. Rev. Non St. Supported Debt (Catholic Hlth. Sys.), Ser. 2008, (LOC: HSBC Bank N.A.), 0.26%, due 8/6/09	2,470	µß
1,200	New York St. Dorm. Au. Rev. Non St. Supported Debt (Cornell Univ.), Ser. 2008-C, (LOC: Bank of America), 0.30%, due 8/3/09	1,200	µß
1,925	New York St. Dorm. Au. Rev. Non St. Supported Debt (Culinary Institute of America), Ser. 2006, (LOC: TD Banknorth), 0.27%, due 8/6/09	1,925	µß
8,230	New York St. Dorm. Au. Rev. Non St. Supported Debt (Long Island Univ.), Ser. 2008-A1, (LOC: Allied Irish Bank), 0.48%, due 8/6/09	8,230	µß
6,800	New York St. Dorm. Au. Rev. Non St. Supported Debt (Samaritan Med. Ctr.), Ser. 2009-B, (LOC: HSBC Bank N.A.), 0.45%, due 8/6/09	6,800	µß
4,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Wagner College), Ser. 2009, (LOC: TD Banknorth), 0.25%, due 8/5/09	4,000	µß
15,950	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (FHA Insured), 0.47%, due 8/6/09	15,950	ñµk
1,000	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (LOC: Citibank, N.A.), 0.38%, due 8/6/09	1,000	µ
8,030	New York St. Dorm. Au. Rev. Secondary Issues, Ser. 2008, (SONYMA Insured), 0.38%, due 8/6/09	8,030	ñµk
5,000	New York St. Dorm. Au. Rev. St. Supported Debt (City Univ.), Ser. 2008-D, (LOC: TD Banknorth), 0.25%, due 8/6/09	5,000	µß
5,000	New York St. HFA Rev. (100 Maiden Lane), Ser. 2004-A, (LOC: Fannie Mae), 0.27%, due 8/5/09	5,000	µß
15,000	New York St. HFA Rev. (600 West 42nd Street), Ser. 2009-A, (LOC: Bank of New York), 0.25%, due 8/5/09	15,000	µ
2,000	New York St. HFA Rev. (Weyant Green Apts.), Ser. 2007-A, (LOC: Fannie Mae), 0.28%, due 8/5/09	2,000	µß
400	New York St. HFA Svc. Contract Ref. Rev., Ser. 2003-B, (LOC: BNP Paribas), 0.28%, due 8/5/09	400	µ
6,985	New York St. Local Gov't. Assist. Corp., Ser. 1995-E, (LOC: Landesbank Hessen-Thueringen Girozentrale), 0.25%, due 8/5/09	6,985	µ
4,900	New York St. Mtge. Agcy. Rev. (Homeowner Mtge.), Ser. 2006-135, (LOC: Dexia Credit Locale de France), 0.75%, due 8/3/09	4,900	µ
4,500	New York St. Thruway Au. Gen. Rev. (Floaters), Ser. 2006-1427, (FSA Insured), 0.36%, due 8/6/09	4,500	ñµy
7,740	New York St. Urban Dev. Corp. Rev., Ser. 2003-163, (FGIC Insured), 0.34%, due 8/6/09	7,740	µcc
770	New York St. Urban Dev. Corp. Rev. (Putters), Ser. 2007-2283, (National Public Finance Guarantee Corp. Insured), 0.56%, due 8/6/09	770	µs
13,000	New York St. Urban Dev. Corp. Rev. (State Fac.), Ser. 2004-A3A, (LOC: Dexia Credit Locale de France), 0.40%, due 8/6/09	13,000	µ
18,790	Port Au. New York & New Jersey (Floater), Ser. 2007-111TP, (CIFG Insured), 0.48%, due 8/6/09	18,790	µjj
500	Rensselaer Co. IDA Sr. Hsg. Rev. (Brunswick Sr. Hsg. Proj.), Ser. 1999-A, (LOC: Troy Savings Bank), 0.43%, due 8/3/09	500	µßpp
755	Rockland Co. IDA Rev. (Shock-Tech, Inc. Proj.), Ser. 1998, (LOC: JP Morgan Chase), 0.65%, due 8/5/09	755	µß
3,375	Rotterdam IDA IDR Ref. (Rotterdam Ind. Park Proj.), Ser. 1993-A, (LOC: Bank of America), 0.28%, due 8/5/09	3,375	µ
13,000	Sales Tax Asset Receivable Corp. (Floaters), Ser. 2008-2901, (LOC: Morgan Stanley), 0.36%, due 8/6/09	13,000	µ
3,080	Sales Tax Asset Receivable Corp. (Putters), Ser. 2004-599, (National Public Finance Guarantee Corp. Insured), 0.56%, due 8/6/09	3,080	µs
520	St. Lawrence Co. IDA Civic Fac. Rev. (United Helper's Independent Living Corp.), Ser. 1998, (LOC: Fleet National Bank), 0.28%, due 8/5/09	520	µß
5,000	Syracuse IDA Civic Fac. Rev. (Syracuse Univ. Proj.), Ser. 2008-A2, (LOC: JP Morgan Chase), 0.33%, due 8/3/09	5,000	µß
6,120	Triborough Bridge & Tunnel Au. Rev., Ser. 2005-A, (LOC: Dexia Credit Locale de France), 1.00%, due 8/5/09	6,120	µ
2,390	Triborough Bridge & Tunnel Au. Rev. (Convention Ctr. Proj.), Ser. 1990-E, 7.25%, due 1/1/10	2,451
3,830	Triborough Bridge & Tunnel Au. Rev. (Muni. Sec. Trust Receipts), Ser. 2008-A, (FGIC Insured), 0.34%, due 8/6/09	3,830	µcc
7,940	Ulster Co. IDA Civic Fac. Rev. (Kingston Reg. Senior Living Corp.), Ser. 2007-C, (LOC: Sovereign Bank), 0.28%, due 8/6/09	7,940	µßd
8,050	Westchester Co. IDA Continuing Care Retirement (Kendal Hudson Proj.), Ser. 2007, (LOC: Sovereign Bank), 0.30%, due 8/6/09	8,050	µßu
14,926	Westchester Co. IDA Rev. (Floater), Ser. 2007-103G, (LOC: Goldman Sachs), 0.37%, due 8/6/09	14,927	µ
		377,046
Puerto Rico (8.1%)
7,150	Austin Trust Var. Sts., Ser. 2008-355, (LOC: Bank of America), 0.81%, due 8/6/09	7,150	µ
700	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-007, (FSA Insured), 1.25%, due 8/6/09	700	µp
4,280	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-008, (FSA Insured), 1.25%, due 8/6/09	4,280	µp
625	Puerto Rico Commonwealth Hwy. & Trans. Au. Hwy. Rev. (Floaters), Ser. 2008-019, (FSA Insured), 1.25%, due 8/6/09	625	µp
1,000	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev., Ser. 1998-A, (LOC: Scotiabank), 0.60%, due 8/5/09	1,000	µ
1,800	Puerto Rico Commonwealth Hwy. & Trans. Au. Trans. Rev. (Putters), Ser. 2002-246, (FSA Insured), 1.66%, due 8/6/09	1,800	ñµs
17,670	Puerto Rico Elec. Pwr. Au. Pwr. Rev. (Floater), Ser. 2008-013, (FSA Insured), 1.25%, due 8/6/09	17,670	µp
		33,225
	Total Investments (99.8%)	410,271
	Cash, receivables and other assets, less liabilities (0.2%)	729
	Total Net Assets (100.0%)	$411,000

See Notes to Schedule of Investments

JULY 31, 2009 Schedule of Investments Neuberger Berman Short Duration Bond Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (5.4%)
3,050	U.S. Treasury Notes, 4.75%, due 3/31/11 (Cost $3,191)	3,241
Mortgage-Backed Securities (56.6%)
Adjustable Alt-A Jumbo Balance (1.5%)
1,819	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.91%, due 8/3/09	912	µØØ
Adjustable Alt-A Mixed Balance (7.5%)
1,028	Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.49%, due 8/3/09	521	µ
3,004	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.41%, due 8/3/09	1,492	µØØ
2,916	Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.51%, due 8/3/09	1,317	µ
1,852	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.59%, due 8/3/09	1,183	µ
		4,513
Adjustable Alt-B Mixed Balance (0.8%)
882	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.79%, due 8/3/09	483	µ
Adjustable Conforming Balance (3.5%)
1,891	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due 8/3/09	1,078	µ
1,786	IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.35%, due 8/3/09	984	µ
		2,062
Adjustable Jumbo Balance (6.7%)
827	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.31%, due 8/3/09	588	µ
1,740	Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.67%, due 8/3/09	1,004	µ
2,641	Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.31%, due 8/3/09	1,465	µØØ
1,500	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.99%, due 8/25/09	952	µØØ
		4,009
Adjustable Mixed Balance (10.0%)
1,872	Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.58%, due 8/3/09	1,120	µ
927	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 4.53%, due 8/3/09	432	µ
1,490	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 4.01%, due 8/3/09	1,210	µØØ
2,045	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 8/3/09	1,743	µ
1,892	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.60%, due 8/3/09	1,366	µ
261	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.06%, due 8/3/09	119	µ
		5,990
Commercial Mortgage-Backed (15.9%)
821	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A1, 4.94%, due 12/15/40	828	ØØ
771	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	792	ØØ
1,775	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	1,790
400	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due 11/10/45	403
1,679	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 5.83%, due 8/3/09	1,704	µØØ
141	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41	141	ØØ
2,411	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	2,427	ØØ
1,426	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	1,441
		9,526
Mortgage-Backed Non-Agency (4.8%)
912	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	866	ñØØ
1,950	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,642	ñØØ
388	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	322	ñ
		2,830
Fannie Mae (1.7%)
971	Whole Loan, Ser. 2004-W8, Class PT, 10.61%, due 8/3/09	1,034	µØØ
Freddie Mac (4.1%)
10	ARM Certificates, 3.25%, due 8/3/09	10	µ
1,267	Pass-Through Certificates, 8.00%, due 11/1/26	1,432	ØØ
879	Pass-Through Certificates, 8.50%, due 10/1/30	1,003	ØØ
		2,445
Government National Mortgage Association (0.1%)
21	Pass-Through Certificates, 7.00%, due 4/15/11	23	ØØ
0	Pass-Through Certificates, 7.50%, due 10/15/09 – 8/15/10	0
10	Pass-Through Certificates, 12.00%, due 12/15/12 & 3/15/14	10
		33
	Total Mortgage-Backed Securities (Cost $46,817)	33,837

Corporate Debt Securities (9.7%)
Banks (3.9%)
1,000	Bank of America Corp., Senior Subordinated Unsecured Notes, 7.80%, due 2/15/10	1,028	ØØ
1,275	Wells Fargo & Co., Guaranteed Floating Rate Notes, 0.85%, due 9/15/09	1,286	µØØ
		2,314
Diversified Financial Services (5.8%)
1,325	Citigroup Funding, Inc., Guaranteed Floating Rate Notes, 0.90%, due 9/30/09	1,324	µØØ
1,100	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	1,121	ØØ
1,050	Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10	1,061	ØØ
		3,506
	Total Corporate Debt Securities (Cost $5,753)	5,820

Asset-Backed Securities (11.1%)
895	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.42%, due 8/25/09	365	µØØ
400	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.44%, due 8/25/09	234	µØØ
400	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.44%, due 8/25/09	145	µ
717	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.47%, due 8/25/09	510	µ
850	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.55%, due 8/25/09	272	µ
1,000	Chase Issuance Trust, Ser. 2005-A9, Class A9, 0.31%, due 8/17/09	999	µØØ
800	Chase Issuance Trust, Ser. 2009-A5, Class A5, 1.09%, due 8/17/09	800	µØØ
570	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.47%, due 8/25/09	389	µ
333	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.47%, due 8/25/09	216	µ
591	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.47%, due 8/25/09	433	µ
291	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.23%, due 8/10/09	291	µ
2	Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1, 0.38%, due 8/25/09	2	µØØ
324	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.38%, due 8/25/09	134	µ
413	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.93%, due 10/13/09	0	ñµ
592	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.52%, due 8/25/09	333	µ
350	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.45%, due 8/25/09	106	µ
1,100	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.46%, due 8/25/09	680	µØØ
785	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.38%, due 8/25/09	745	µØØ
	Total Asset-Backed Securities (Cost $10,100)	6,654

NUMBER OF SHARES
Short-Term Investments (16.7%)
9,963,447	Neuberger Berman Prime Money Fund Trust Class (Cost $9,963)	9,963	@
	Total Investments (99.5%) (Cost $75,824)	59,515	##
	Cash, receivables and other assets, less liabilities (0.5%)	326	¢¢
	Total Net Assets (100.0%)	$59,841

See Notes to Schedule of Investments

July 31, 2009 Schedule of Investments Neuberger Berman Strategic Income Fund (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligations (0.5%)
Industrial (0.5%)
250	First Data Corp., Term Loan B3, 3.35%, due 9/24/14	211	ØØØ
250	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.32%, due 10/10/14	193
	Total Bank Loan Obligations (Cost $372)	404
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (11.3%)
780	U.S. Treasury Bonds, 8.13%, due 8/15/19	1,069	ØØ
770	U.S. Treasury Bonds, 6.00%, due 2/15/26	931	ØØ
4,964	U.S. Treasury Inflation Index Notes, 2.38%, due 4/15/11 & 1/15/17	5,183	ØØ
195	U.S. Treasury Notes, 3.38%, due 11/30/12	205
1,430	U.S. Treasury Notes, 1.75%, due 3/31/14	1,388	ØØ
85	U.S. Treasury Notes, 5.13%, due 5/15/16	96	ØØ
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $8,787)	8,872
U.S. Government Agency Securities (16.1%)
4,500	Federal Home Loan Bank Discount Notes, 0.08%, due 10/30/09	4,498	ØØ
1,000	Federal Home Loan Bank Discount Notes, 0.12%, due 11/13/09	999	ØØ
2,800	Federal Home Loan Bank Discount Notes, 0.16%, due 12/31/09	2,797	ØØ
1,200	Federal Home Loan Bank Discount Notes, 0.21%, due 1/5/10	1,199
1,200	Freddie Mac Discount Notes, 0.19%, due 12/14/09	1,199
2,000	Freddie Mac Discount Notes, 0.27%, due 1/5/10	1,998
	Total U.S. Government Agency Securities (Cost $12,687)	12,690
Mortgage-Backed Securities (32.1%)
Adjustable Rate Mortgages (2.3%)
300	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C4, Class A4, 5.81%, due 8/3/09	217	µØØ
600	CWCapital Cobalt Ltd., Ser. 2007-C3, Class A4, 5.82%, due 8/3/09	455	µØØ
200	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A4, 5.81%, due 8/3/09	157	µØØ
500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A4, 5.75%, due 8/3/09	400	µØØ
290	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A4, 5.80%, due 8/3/09	232	µØØ
400	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A4, 5.88%, due 8/3/09	353	µ
		1,814
Commercial Mortgage-Backed (7.7%)
500	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A4, 5.89%, due 7/10/44	412
730	Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A4, 5.63%, due 7/10/46	685
700	Banc of America Commercial Mortgage, Inc., Ser. 2006-5, Class A4, 5.41%, due 9/10/47	591
250	Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A4, 5.69%, due 6/11/50	214
250	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A4, 5.32%, due 12/11/49	198	ØØ
400	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, due 12/15/39	282	ØØ

	500	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3, 4.61%, due 7/10/39	477	ØØ
	700	GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A4, 4.76%, due 7/10/39	607	ØØ
	250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class ASB, 5.51%, due 12/12/44	247	ØØ
	800	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	651	ØØ
	250	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A4, 5.79%, due 2/12/51	198	ØØ
	915	LB-UBS Commercial Mortgage Trust, Ser. 2007-C6, Class A4, 5.86%, due 7/15/40	708	ØØ
	800	Morgan Stanley Capital I, Ser. 2007-IQ16, Class A4, 5.81%, due 12/12/49	645	ØØ
	250	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C31, Class A4, 5.51%, due 4/15/47	191	ØØ
			6,106
Fannie Mae (6.9%)
	12	Pass-Through Certificates, 7.00%, due 7/1/29	14	ØØ
	4	Pass-Through Certificates, 6.50%, due 9/1/32	4	ØØ
	3	Pass-Through Certificates, 7.50%, due 12/1/32	3	ØØ
	1,711	Pass-Through Certificates, 5.50%, due 7/1/33 – 6/1/38	1,773	ØØ
	475	Pass-Through Certificates, 5.00%, due 8/1/33 – 5/1/37	487	ØØ
	10	Pass-Through Certificates, 6.00%, due 9/1/33	10	ØØ
	3,000	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	3,108	Ø
			5,399
Freddie Mac (15.2%)
	3	Pass-Through Certificates, 6.50%, due 3/1/16	3	ØØ
	53	Pass-Through Certificates, 6.00%, due 4/1/17 – 12/1/33	56	ØØ
	1,425	Pass-Through Certificates, 5.50%, due 9/1/17 – 11/1/38	1,479	ØØ
	563	Pass-Through Certificates, 5.00%, due 5/1/18 – 12/1/38	577	ØØ
	12	Pass-Through Certificates, 4.50%, due 8/1/18	12	ØØ
	4	Pass-Through Certificates, 7.00%, due 6/1/32	4	ØØ
	1,900	Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity	1,943	Ø
	7,600	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	7,871	Ø
			11,945
Government National Mortgage Association [(0.0%)]
	5	Pass-Through Certificates, 6.50%, due 7/15/32	5	ØØ
	4	Pass-Through Certificates, 7.00%, due 8/15/32	5	ØØ
			10
		Total Mortgage-Backed Securities (Cost $24,262)	25,274
Corporate Debt Securities (51.2%)
Bank (5.3%)
	310	Bank of America Corp., Senior Notes, 7.63%, due 6/1/19	336	ØØ
	235	Bank of America Corp., Senior Unsecured Medium-Term Notes, Ser. L, 7.38%, due 5/15/14	256	ØØ
	580	Bank of America Corp., Unsecured Notes, 6.50%, due 8/1/16	590
	370	Barclays Bank PLC, Senior Unsecured Notes, 6.75%, due 5/22/19	402	ØØ
	455	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 3.63%, due 8/1/12	463
	285	Goldman Sachs Group, Inc., Senior Medium-Term Notes, 6.00%, due 5/1/14	309	ØØ
	100	Goldman Sachs Group, Inc., Senior Unsecured Notes, 5.15%, due 1/15/14	103	ØØ

705	Goldman Sachs Group, Inc., Subordinated Notes, 6.75%, due 10/1/37	711	ØØ
50	JP Morgan Chase Capital XV, Guaranteed Notes, 5.88%, due 3/15/35	42	ØØ
235	Merrill Lynch & Co., Senior Unsecured Medium-Term Notes, Ser. C, 5.45%, due 2/5/13	237	ØØ
75	Merrill Lynch & Co., Subordinated Notes, 6.11%, due 1/29/37	63	ØØ
400	Morgan Stanley, Senior Unsecured Notes, 7.30%, due 5/13/19	451	ØØ
250	Morgan Stanley, Subordinated Notes, 4.75%, due 4/1/14	243	ØØ
		4,206
Energy (0.4%)
150	Forest Oil Corp., Senior Notes, 8.50%, due 2/15/14	152	ñ
200	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	201
		353
Finance (5.2%)
370	American Express Co., Senior Unsecured Notes, 8.13%, due 5/20/19	409	ØØ
455	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	468	ØØ
250	American General Finance Corp., Senior Unsecured Medium-Term Notes, Ser. J, 6.90%, due 12/15/17	144
175	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	162	ØØ
200	CIT Group, Inc., Senior Unsecured Medium-Term Notes, 5.13%, due 9/30/14	108	ØØ
500	Citigroup, Inc., Senior Unsecured Notes, 5.50%, due 4/11/13	494	ØØ
395	Citigroup, Inc., Senior Unsecured Notes, 8.13%, due 7/15/39	398
445	Citigroup, Inc., Unsecured Notes, 8.50%, due 5/22/19	474	ØØ
755	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.88%, due 1/14/38	654	ØØ
150	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 5.25%, due 10/19/12	157	ØØ
35	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 6.88%, due 1/10/39	34	ØØ
450	General Electric Capital Corp., Senior Unsecured Notes, 5.90%, due 5/13/14	479	ØØ
75	Nielsen Finance LLC, Senior Notes, 11.50%, due 5/1/16	78
		4,059
Gaming, Leisure & Lodging (0.3%)
230	MGM Mirage, Inc., Senior Secured Notes, 11.13%, due 11/15/17	253	ñØØ
Health Care (0.2%)
150	Rite Aid Corp., Senior Secured Notes, 9.75%, due 6/12/16	158	ñ
Industrial (31.6%)
185	Altria Group, Inc., Guaranteed Notes, 9.70%, due 11/10/18	225	ØØ
270	Altria Group, Inc., Guaranteed Notes, 9.95%, due 11/10/38	344	ØØ
60	Altria Group, Inc., Guaranteed Notes, 10.20%, due 2/6/39	78	ØØ
200	American Airlines, Pass-Through Certificates, Ser. 2009-1A, 10.38%, due 7/2/19	206
810	Anadarko Petroleum Corp., Senior Unsecured Notes, 5.95%, due 9/15/16	842	ØØ
505	Analog Devices, Inc., Senior Unsecured Notes, 5.00%, due 7/1/14	516
542	Anheuser-Busch Inbev Worldwide, Inc., Guaranteed Notes, 7.75%, due 1/15/19	633	ñØØ
435	ArcelorMittal, Senior Unsecured Notes, 6.13%, due 6/1/18	420	ØØ
190	ArcelorMittal, Senior Unsecured Notes, 9.85%, due 6/1/19	220	ØØ
40	Arch Coal, Inc., Senior Notes, 8.75%, due 8/1/16	40	ñ
175	Arch Western Finance LLC, Senior Secured Notes, 6.75%, due 7/1/13	170	ØØ
150	Ashland, Inc., Guaranteed Notes, 9.13%, due 6/1/17	158	ñØØ
450	BAE Systems Holdings, Inc., Guaranteed Notes, 6.38%, due 6/1/19	485	ñØØ
505	BAT International Finance PLC, Guaranteed Notes, 9.50%, due 11/15/18	629	ñØØ
300	Bemis Co., Inc., Senior Unsecured Notes, 6.80%, due 8/1/19	328
95	Boeing Co., Senior Unsecured Notes, 6.00%, due 3/15/19	104	ØØ
365	CareFusion Corp., Senior Notes, 6.38%, due 8/1/19	385	ñ
230	Caterpillar Financial Services Corp., Senior Unsecured Medium-Term Notes, 7.15%, due 2/15/19	259	ØØ
250	CC Holdings GS V LLC / Crown Castle GS III Corp., Senior Secured Notes, 7.75%, due 5/1/17	255	ñ
250	Chesapeake Energy Corp., Guaranteed Notes, 7.25%, due 12/15/18	235	ØØ
205	ConocoPhillips, Guaranteed Notes, 5.75%, due 2/1/19	225	ØØ
235	ConocoPhillips, Guaranteed Notes, 6.00%, due 1/15/20	261	ØØ
150	Constellation Brands, Inc., Guaranteed Notes, 7.25%, due 9/1/16	147
415	Continental Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 5.98%, due 4/19/22	349	ØØ
435	Cox Communications, Inc., Senior Unsecured Notes, 9.38%, due 1/15/19	556	ñØØ
65	Cox Communications, Inc., Senior Unsecured Notes, 8.38%, due 3/1/39	81	ñØØ
150	CSC Holdings, Inc., Senior Unsecured Notes, 8.63%, due 2/15/19	154	ñØØ
120	CVS Caremark Corp., Notes, 6.60%, due 3/15/19	134	ØØ
70	DaimlerChrysler N.A. Holding Corp., Guaranteed Notes, 8.00%, due 6/15/10	72	ØØ
320	DCP Midstream LLC, Senior Unsecured Notes, 9.75%, due 3/15/19	375	ñØØ
365	Delhaize Group, Guaranteed Notes, 5.88%, due 2/1/14	382	ØØ
318	Delta Air Lines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.82%, due 8/10/22	270	ØØ
175	Delta Air Lines, Inc., Secured Pass-Through Certificates, Ser. 2000-1, Class A2, 7.57%, due 11/18/10	169	ØØ
340	Devon Energy Corp., Senior Notes, 5.63%, due 1/15/14	364	ØØ
150	DirecTV Holdings LLC, Guaranteed Notes, 8.38%, due 3/15/13	153
750	Dow Chemical Co., Senior Unsecured Notes, 8.55%, due 5/15/19	823	ØØ
100	Dynegy Holdings, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	80
150	Dynegy-Roseton / Danskammer, Pass-Through Certificates, Ser. B, 7.67%, due 11/8/16	138
365	Enterprise Products Operating LLP, Guaranteed Notes, Ser. B, 5.60%, due 10/15/14	389	ØØ
385	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	323	ñØØ
675	Express Scripts, Inc., Senior Unsecured Notes, 5.25%, due 6/15/12	713	ØØ
200	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	182
150	Georgia-Pacific LLC, Guaranteed Notes, 8.25%, due 5/1/16	155	ñØØ
150	Goodyear Tire & Rubber Co., Senior Unsecured Notes, 10.50%, due 5/15/16	161	ØØ
200	Harley-Davidson Funding Corp., Senior Notes, 6.80%, due 6/15/18	188	ñ
100	HCA, Inc., Secured Notes, 9.13%, due 11/15/14	103
150	HCA, Inc., Senior Secured Notes, 8.50%, due 4/15/19	154	ñØØ
200	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	194
500	Ingersoll-Rand Global Holding Co. Ltd., Guaranteed Notes, 6.00%, due 8/15/13	510	ØØ
150	Ingles Markets, Inc., Senior Unsecured Notes, 8.88%, due 5/15/17	152	ñØØ
340	Kinder Morgan Energy Partners L.P., Senior Unsecured Notes, 5.95%, due 2/15/18	353	ØØ
315	Kraft Foods, Inc., Senior Unsecured Notes, 6.75%, due 2/19/14	354	ØØ
150	Lamar Media Corp., Senior Notes, 9.75%, due 4/1/14	158	ñØØ
200	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	202
595	Lorillard Tobacco Co., Senior Unsecured Notes, 8.13%, due 6/23/19	651
100	MetroPCS Wireless, Inc., Guaranteed Notes, 9.25%, due 11/1/14	103
200	Nalco Co., Senior Notes, 8.25%, due 5/15/17	208	ñ
295	News America, Inc., Guaranteed Notes, 6.90%, due 3/1/19	334	ñØØ
475	NGPL Pipeco LLC, Senior Unsecured Notes, 6.51%, due 12/15/12	516	ñØØ
150	PE Paper Escrow GmbH, Senior Secured Notes, 12.00%, due 8/1/14	150	ñ
150	Peninsula Gaming LLC, Senior Secured Notes, 8.38%, due 8/15/15	150	ñØ
55	PepsiAmericas, Inc., Notes, 4.38%, due 2/15/14	57	ØØ
150	Pinnacle Entertainment, Inc., Senior Notes, 8.63%, due 8/1/17	150	ñØ
465	Plains All American Pipeline L.P., Senior Unsecured Notes, 4.25%, due 9/1/12	474
100	Quicksilver Resources, Inc., Senior Notes, 11.75%, due 1/1/16	110
245	Roche Holdings, Inc., Guaranteed Notes, 6.00%, due 3/1/19	272	ñØØ
150	RSC Equipment Rental, Inc., Senior Secured Notes, 10.00%, due 7/15/17	158	ñ
200	Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16	161
275	Safeway, Inc., Senior Unsecured Notes, 5.00%, due 8/15/19	273
200	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	188
115	Suncor Energy, Inc., Senior Unsecured Notes, 6.10%, due 6/1/18	120	ØØ
200	SunGard Data Systems, Inc., Guaranteed Notes, 10.63%, due 5/15/15	214	ñ
405	Talisman Energy, Inc., Senior Unsecured Notes, 7.75%, due 6/1/19	474	ØØ
150	Teck Resources Ltd., Senior Secured Notes, 10.75%, due 5/15/19	175	ñØØ
150	The Interpublic Group of Cos., Inc., Senior Unsecured Notes, 10.00%, due 7/15/17	157	ñ
380	Time Warner Cable, Inc., Guaranteed Notes, 6.75%, due 7/1/18	422	ØØ
245	Time Warner Cable, Inc., Guaranteed Notes, 8.25%, due 4/1/19	298	ØØ
630	Time Warner, Inc., Guaranteed Unsecured Notes, 6.88%, due 5/1/12	688	ØØ
319	United Airlines, Inc., Pass-Through Certificates, Ser. 2007-1, Class A, 6.64%, due 7/2/22	239	ØØ
150	United Rentals N.A., Inc., Guaranteed Notes, 10.88%, due 6/15/16	150	ñ
150	Univision Communications, Inc., Senior Secured Notes, 12.00%, due 7/1/14	160	ñ
150	UPC Holding BV, Senior Unsecured Notes, 9.88%, due 4/15/18	149	ñ
70	USG Corp., Guaranteed Notes, 9.75%, due 8/1/14	71	ñ
345	Valero Energy Corp., Senior Unsecured Notes, 9.38%, due 3/15/19	400	ØØ
200	Videotron Ltee, Guaranteed Senior Unsecured Notes, 6.88%, due 1/15/14	196
510	WEA Finance LLC, Guaranteed Notes, 7.50%, due 6/2/14	520	ñØØ
150	WMG Acquisition Corp., Senior Secured Notes, 9.50%, due 6/15/16	159	ñØØ
315	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	331	ØØ
380	Xerox Corp., Senior Unsecured Notes, 8.25%, due 5/15/14	414	ØØ
		24,848
Telecommunications (5.2%)
750	AT&T, Inc., Senior Unsecured Notes, 4.85%, due 2/15/14	798
150	Cricket Communications, Inc., Senior Unsecured Notes, 7.75%, due 5/15/16	149	ñØØ
200	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	193
150	Intelsat Subsidiary Holding Co., Ltd., Guaranteed Notes, 8.88%, due 1/15/15	152
100	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	91
400	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	415	ØØ
150	Qwest Corp., Senior Unsecured Notes, 8.38%, due 5/1/16	154	ñØØ
250	Sprint Nextel Corp., Senior Unsecured Notes, 6.00%, due 12/1/16	219	ØØ
350	Telecom Italia Capital SA, Guaranteed Notes, 6.18%, due 6/18/14	376
280	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, due 7/15/19	307
295	Verizon Communications, Inc., Senior Unsecured Notes, 6.35%, due 4/1/19	332	ØØ
675	Verizon Wireless Capital LLC, Senior Unsecured Notes, 5.55%, due 2/1/14	734	ñØØ
150	Windstream Corp., Guaranteed Notes, 8.63%, due 8/1/16	152	ØØ
		4,072
Utility - Electric (3.0%)
200	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	204	ñ
200	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	194
150	CMS Energy Corp., Senior Notes, 8.75%, due 6/15/19	158
390	Duke Energy Corp., Senior Unsecured Notes, 6.30%, due 2/1/14	429	ØØ
300	Edison Mission Energy, Senior Unsecured Notes, 7.20%, due 5/15/19	227	ØØ
200	El Paso Corp., Senior Unsecured Medium-Term Notes, 8.25%, due 2/15/16	204
150	FirstEnergy Corp., Senior Unsecured Notes, Ser. B, 6.45%, due 11/15/11	160	ØØ
150	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	139
100	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	85
200	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	193	ØØ
365	Oncor Electric Delivery Co., Senior Secured Notes, 6.38%, due 5/1/12	393	ØØ
		2,386
	Total Corporate Debt Securities (Cost $37,468)	40,335

NUMBER OF SHARES
Short-Term Investments (6.5%)
5,093,073	Neuberger Berman Prime Money Fund Trust Class (Cost $5,093)	5,093	@
	Total Investments (117.7%) (Cost $88,669)	92,668	##
	Liabilities, less cash, receivables and other assets [(17.7%)]	(13,925)
	Total Net Assets (100.0%)	$78,743

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†

The value of investments in debt securities by Neuberger Berman Core Bond Fund (“Core Bond”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal Intermediate Bond Fund (“Municipal Intermediate Bond”), Neuberger Berman Short Duration Bond Fund (“Short Duration”), and Neuberger Berman Strategic Income Fund (“Strategic Income”) and financial futures contracts by Short Duration is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. The value of investments in equity securities by each Fund is determined daily by Management by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

††

Investment securities of Neuberger Berman Cash Reserves (“Cash Reserves”), Neuberger Berman Municipal Money Fund (“Municipal Money”), and Neuberger Berman New York Municipal Money Fund (“New York Municipal Money”) are valued at amortized cost, which approximates U.S. federal income tax cost.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), investments held by a Fund are carried at “fair value” on a recurring basis. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions . Various inputs are used in determining the value of the Funds’ investments some of which are discussed above.

In addition, effective July 31, 2009, the Funds adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “distressed sales” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of July 31, 2009:

Neuberger Berman (000’s omitted)	Level 1	Level 2	Level 3§	Total

Cash Reserves Investments:
U.S. Government Agency Securities	$-	$30,063	$-	$30,063
Certificate of Deposit	-	5,000	-	5,000
Commercial Paper^	-	84,406	-	84,406
Repurchase Agreements	-	60,000	-	60,000
Total Investments	-	179,469	-	179,469

Core Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	7,187	-	7,187
U.S. Government Agency Securities	-	4,995	-	4,995
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	6,639	422	7,061
Fannie Mae	-	4,888	-	4,888
Freddie Mac	-	14,702	-	14,702
Total Mortgage-Backed Securities	-	26,229	422	26,651
Corporate Debt Securities
Bank	-	5,938	-	5,938
Finance	-	4,188	-	4,188
Industrial	-	14,177	349	14,177
Real Estate Investment Trust	-	456	-	456
Telecommunications	-	2,836	-	2,836
Utility – Electric	-	331	-	331
Total Corporate Debt Securities	-	27,926	349	27,926
Asset-Backed Securities	-	6,705	23	7,077
Short-Term Investments	-	10,032	-	10,032
Total Investments	-	83,074	794	83,868

High Income
Investments:
Bank Loan Obligations
Consumer Cyclical	-	4,635	-	4,635
Media	-	6,392	-	6,392
Services Cyclical	-	8,646	-	8,646
Technology & Electronics	-	1,346	-	1,346
Telecommunications	-	2,593	-	2,593
Utility	-	11,627	-	11,627
Total Bank Loan Obligations	-	35,239	-	35,239
Corporate Debt Securities
Banking	-	16,576	-	16,576
Basic Industry	-	24,991	-	24,991
Capital Goods	-	9,747	-	9,747
Consumer Cyclical	-	32,639	-	32,639
Consumer, Non-Cyclical	-	9,190	-	9,190
Energy	-	36,746	-	36,746
Finance & Investment	-	9,925	-	9,925
Media	-	43,028	-	43,028
Real Estate	-	13,674	-	13,674
Services Cyclical	-	52,534	7,662	60,196
Services Non-Cyclical	-	22,926	-	22,926
Technology & Electronics	-	21,365	-	21,365
Telecommunications	-	52,686	-	52,686
Utility	-	41,344	997	42,341
Total Corporate Debt Securities	-	387,371	8,659	396,030
Preferred Stocks^	100	-	-	100
Short-Term Investments	-	33,285	-	33,285
Total Investments	100	455,895	8,659	464,654

Municipal Intermediate Bond Investments:
Municipal Debt Securities^	-	64,974	-	64,974
Municipal Money Investments: Municipal Notes^	-	356,808	-	356,808
New York Municipal Money Investments:
Municipal Notes^	-	410,271	-	410,271
Short Duration
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	3,241	-	3,241
Mortgage-Backed Securities^	-	33,837	-	33,837
Corporate Debt Securities^	-	5,820	-	5,820
Asset-Backed Securities	-	6,654	0	6,654
Short-Term Investments	-	9,963	-	9,963
Total Investments	-	59,515	0	59,515

Strategic Income Investments:
Bank Loan Obligations
Industrial	-	404	-	404
Total Bank Loan Obligations	-	404	-	404
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	8,872	-	8,872
U.S. Government Agency Securities	-	12,690	-	12,690
Mortgage-Backed Securities
Adjustable Rate Mortgages	-	1,814	-	1,814
Commercial Mortgage-Backed	-	6,106	-	6,106
Fannie Mae	-	5,399	-	5,399
Freddie Mac	-	11,945	-	11,945
Government National Mortgage Association	-	10	-	10
Total Mortgage-Backed Securities	-	25,274	-	25,274
Corporate Debt Securities
Bank	-	4,206	-	4,206
Energy	-	353	-	353
Finance	-	4,059	-	4,059
Gaming, Leisure & Lodging	-	253	-	253
Health Care	-	158	-	158
Industrial	-	23,821	1,027	24,848
Telecommunications	-	4,072	-	4,072
Utility - Electric	-	2,386	-	2,386
Total Corporate Debt Securities	-	39,308	1,027	40,335
Short-Term Investments	-	5,093	-	5,093
Total Investments	-	91,641	1,027	92,668

^ The Schedule of Investments provides information on the industry or state categorization for the portfolio.

§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Neuberger Berman (000’s omitted) Investments in Securities:	Beginning balance, as of 11/1/08	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/(depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 7/31/09	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/09

Core Bond
Mortgage-Backed Securities
Adjustable Rate Mortgages	$728	$-	$(40)	$(266)	$-	$422	$(20)
Corporate Debt Securities
Industrial	350	-	116	(447)	330	349	143
Asset-Backed Securities	85	-	(62)	-	-	23	(62)
Total	1,163	-	14	(713)	330	794	61

High Income
Corporate Debt Securities	-	(1)	590	7,073	-	7,662	578
Services Cyclical
Utility	1,598	-	110	(711)	-	997	151
Total	1,598	(1)	700	6,362	-	8,659	729

Short Duration
Asset-Backed Securities	7	-	(6)	(1)	-	0	(4)

Strategic Income
Corporate Debt Securities
Industrial	30	-	118	869	10	1,027	113

The following is a summary of the level of inputs used to value the Fund’s derivatives as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Short Duration
Financial Futures Contracts	$18,625	—	—	$18,625

##	At July 31, 2009, selected fund information on a U.S. federal income tax basis was as follows:

Neuberger Berman (000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond	$87,264	$2,598	$5,994	$(3,396)
High Income	434,385	36,819	6,550	30,269
Municipal Intermediate Bond	64,250	879	155	724
Short Duration	76,003	469	16,957	(16,488)
Strategic Income	88,697	4,060	89	3,971

@@

Municipal securities held by Municipal Money and New York Municipal Money are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by the fund’s investment manager to be of comparable quality. Municipal securities held by Municipal Intermediate Bond are within the four highest rating categories assigned by a NRSRO or, where not rated, are determined by the fund’s investment manager to be of comparable quality. Approximately 52%, 99%, and 98% of the municipal securities held by Municipal Intermediate Bond, Municipal Money, and New York Municipal Money, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund.

@

During the period ended July 31, 2009, Neuberger Berman Prime Money Fund ("Prime Money ") was also managed by Management, the Fund’s investment manager, and may have been considered an affiliate since it had the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may have owned 5% or more of the outstanding voting securities of Prime Money.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At July 31, 2009, these securities amounted to approximately $55,891,000 or 31.0% of net assets for Cash Reserves, approximately $4,699,000 or 6.7% of net assets for Core Bond, approximately $128,992,000 or 28.8% of net assets for High Income, approximately $48,272,000 or 13.5% of net assets for Municipal Money, approximately $30,280,000 or 7.4% of net assets for New York Municipal Money, approximately $2,830,000 or 4.7% of net assets for Short Duration, and approximately $10,378,000 or 13.2% of net assets for Strategic Income.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø

All or a portion of this security was purchased on a when-issued basis. At July 31, 2009, these securities amounted to $10,054,000 for Core Bond, $5,126,000 for High Income, $6,474,000 for Municipal Intermediate Fund and $13,222,000 for Strategic Income, respectively.

ØØØ

All or a portion of this security was purchased on a delayed delivery basis. As of July 31, 2009, the value of High Income’s unfunded loan commitments were approximately $10,751,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Value
Cequel Communications LLC, Second Lien Term Loan B, 6.60%, due 5/5/14	$2,000,000	$1,788,000
Ford Motor Co., Term Loan B1, 5.24%, due 12/16/13	5,473,000	4,635,000
Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.32%, due 10/10/14	4,608,000	3,546,000
United Airlines, Inc., Term Loan B, 2.60%, due 2/1/14	1,385,000	782,000

All or a portion of this security was purchased on a delayed delivery basis. As of July 31, 2009, the value of Strategic Income’s unfunded loan commitment was approximately $211,000 pursuant to the following loan agreement:

Borrower	Principal Amount	Value
First Data Corp., Term Loan B3, 3.35%, due 9/24/14	$250,000	$211,000

¢¢	At July 31, 2009, open positions in financial futures contracts were as follows:

Short Duration:

Expiration	Open Contracts	Position	Unrealized Appreciation
September 2009	110 U.S. Treasury Notes, 2 Year	Long	$18,625

At July 31, 2009, Short Duration had deposited $213,910 in Fannie Mae Whole Loan, 10.61%, due 8/03/09, to cover margin requirements on open futures contracts.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or financial futures contracts and/or delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2009.

**	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

È	All or a portion of this security is on loan.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

k	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

m	Security is subject to a guarantee provided by Comerica Bank, backing 100% of the total principal.

o	Security is subject to a guarantee provided by Fifth Third Bank, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

q	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

s	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

u	Security is subject to a guarantee provided by Natixis, backing 100% of the total principal.

y	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

cc	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

ee	Security is subject to a guarantee provided by Rabobank N.A., backing 100% of the total principal.

ii	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

jj	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

mm	Security is subject to a guarantee provided by Wachovia Bank, backing 100% of the total principal.

oo	Security is subject to a guarantee provided by California State Teachers’ Retirement System, backing 100% of the total principal.

pp	Security is subject to a guarantee provided by Federal Home Loan Bank, backing 100% of the total principal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By:    /s/ Robert Conti

Robert Conti
Chief Executive Officer

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Robert Conti

Robert Conti
Chief Executive Officer

Date: September 22, 2009

By:    /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: September 22, 2009